UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08234

TIFF Investment Program, Inc.
(Exact name of registrant as specified in charter)

Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA	19428
(Address of principal executive offices)	(Zip code)

Richard J. Flannery, President and Chief Executive Officer
Four Tower Bridge, 200 Barr Harbor Drive, Suite 100, West Conshohocken, PA 19428
(Name and address of agent for service)

Registrant's telephone number, including area code:	(610) 684-8000

Date of fiscal year end:	12/31/2013

Date of reporting period:	03/28/2013

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Investments — 105.0% of net assets

Common Stocks — 49.0%

US Common Stocks — 22.8%

Aerospace & Defense — 0.2%
Exelis, Inc.	488,900	$5,324,121
L-3 Communications Holdings, Inc.	14,600	1,181,432
Lockheed Martin Corp.	11,500	1,109,980
Northrop Grumman Corp.	23,800	1,669,570
Raytheon Co.	41,421	2,435,141
Textron, Inc.	15,500	462,055
		12,182,299
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	6,700	239,257
FedEx Corp.	100,000	9,820,000
United Parcel Service, Inc. (UPS), Class B	55,900	4,801,810
		14,861,067

Airlines — 0.5%
Delta Air Lines, Inc. (a)	1,615,546	26,672,664
Southwest Airlines Co.	53,400	719,832
		27,392,496

Automobiles — 0.0%
Ford Motor Co.	140,700	1,850,205

Beverages — 0.2%
Coca-Cola Co. (The)	128,674	5,203,577
Coca-Cola Enterprises, Inc.	39,100	1,443,572
PepsiCo, Inc.	30,200	2,389,122
		9,036,271

Biotechnology — 0.1%
Amgen, Inc.	21,300	2,183,463
Biogen Idec, Inc. (a)	8,900	1,716,899
Celgene Corp. (a)	10,100	1,170,691
		5,071,053

Capital Markets — 0.7%
Ameriprise Financial, Inc.	700	51,555
Bank of New York Mellon Corp. (The)	160,300	4,486,797
Federated Investors, Inc., Class B	165,427	3,915,657
Franklin Resources, Inc.	19,885	2,998,857
Goldman Sachs Group, Inc. (The)	24,376	3,586,928
Lazard Ltd., Class A	89,659	3,060,062
Legg Mason, Inc.	120,757	3,882,338
Northern Trust Corp.	143,900	7,851,184

1

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

TD Ameritrade Holding Corp.	355,200	$7,324,224
		37,157,602

Chemicals — 0.5%
Air Products & Chemicals, Inc.	58,300	5,079,096
Axiall Corp.	54,500	3,387,720
Calgon Carbon Corp. (a)	346,100	6,264,410
CF Industries Holdings, Inc.	5,900	1,123,183
Monsanto Co.	21,168	2,235,976
Mosaic Co. (The)	33,900	2,020,779
Scotts Miracle-Gro Co. (The), Class A	38,201	1,651,811
Sherwin-Williams Co. (The)	700	118,223
Sigma-Aldrich Corp.	36,047	2,800,131
		24,681,329

Commercial Banks — 0.6%
CIT Group, Inc. (a)	20,200	878,296
Fifth Third Bancorp	75,500	1,231,405
First Republic Bank	1,100	42,482
Huntington Bancshares Inc.	458,053	3,385,012
KeyCorp	119,100	1,186,236
M&T Bank Corp.	18,878	1,947,454
Regions Financial Corp.	168,000	1,375,920
Wells Fargo & Co.	594,635	21,995,549
Zions Bancorporation	3,800	94,962
		32,137,316

Commercial Services & Supplies — 0.6%
Iron Mountain, Inc.	690,367	25,067,226
Pitney Bowes, Inc.	3,200	47,552
Waste Management, Inc.	143,100	5,610,951
		30,725,729

Communications Equipment — 0.1%
Cisco Systems, Inc.	194,937	4,076,133
Motorola Solutions, Inc.	19,600	1,254,988
		5,331,121

Computers & Peripherals — 0.4%
Apple, Inc.	14,800	6,550,924
Dell, Inc.	862,100	12,353,893
Hewlett-Packard Co.	5,800	138,272
SanDisk Corp. (a)	8,500	467,500
Western Digital Corp.	10,200	512,856
		20,023,445

Construction & Engineering — 0.1%
Fluor Corp.	11,500	762,795

2

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

KBR, Inc.	60,700	$1,947,256
		2,710,051

Consumer Finance — 0.1%
American Express Co.	56,251	3,794,692
Discover Financial Services	37,000	1,659,080
		5,453,772

Diversified Consumer Services — 0.0%
H&R Block, Inc.	22,800	670,776
Sotheby's	19,719	737,688
		1,408,464

Diversified Financial Services — 1.1%
Bank of America Corp.	1,533,285	18,675,411
Citigroup, Inc.	74,900	3,313,576
JPMorgan Chase & Co.	766,734	36,389,196
Moody's Corp.	5,100	271,932
		58,650,115

Diversified Telecommunication Services — 0.1%
AT&T, Inc.	118,700	4,355,103
Level 3 Communications, Inc. (a)	23,000	466,670
Verizon Communications, Inc.	48,100	2,364,115
		7,185,888

Electric Utilities — 0.1%
American Electric Power Co., Inc.	6,000	291,780
Edison International	110,300	5,550,296
		5,842,076

Electrical Equipment — 0.2%
Babcock & Wilcox Co.	212,600	6,039,966
Emerson Electric Co.	44,573	2,490,293
GrafTech International Ltd. (a)	301,000	2,311,680
		10,841,939

Electronic Equipment, Instruments & Components — 0.1%
Checkpoint Systems, Inc. (a)	400,400	5,229,224

Energy Equipment & Services — 0.4%
Baker Hughes, Inc.	40,800	1,893,528
Dril-Quip, Inc. (a)	18,100	1,577,777
Halliburton Co.	73,500	2,970,135
Helmerich & Payne, Inc.	7,000	424,900
National Oilwell Varco, Inc.	22,400	1,584,800
Patterson-UTI Energy, Inc.	67,300	1,604,432
Schlumberger Ltd.	46,700	3,497,363

3

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Tidewater, Inc.	139,000	$7,019,500
		20,572,435

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	104,391	11,076,929
CVS Caremark Corp.	9,000	494,910
Kroger Co. (The)	126,419	4,189,526
Pricesmart, Inc.	1,000	77,830
Safeway, Inc.	21,300	561,255
SUPERVALU, Inc.	2,000	10,080
Sysco Corp.	192,400	6,766,708
Wal-Mart Stores, Inc.	75,400	5,642,182
		28,819,420

Food Products — 0.5%
ConAgra Foods, Inc.	139,500	4,995,495
Hershey Co. (The)	5,500	481,415
Kraft Foods Group, Inc.	105,366	5,429,510
Mondelez International, Inc.	419,000	12,825,590
Tyson Foods, Inc., Class A	42,000	1,042,440
WhiteWave Foods Co. (a)	135,100	2,306,157
		27,080,607

Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	90,200	6,552,128

Health Care Providers & Services — 0.6%
Aetna, Inc.	3,500	178,920
AmerisourceBergen Corp.	30,300	1,558,935
Brookdale Senior Living, Inc. (a)	203,428	5,671,572
Cardinal Health, Inc.	29,800	1,240,276
CIGNA Corp.	7,700	480,249
Health Management Associates, Inc., Class A (a)	21,100	271,557
Humana, Inc.	18,600	1,285,446
McKesson Corp.	14,700	1,587,012
PharMerica Corp. (a)	125,100	1,751,400
UnitedHealth Group, Inc.	110,800	6,338,868
VCA Antech, Inc. (a)	252,243	5,925,188
WellPoint, Inc.	115,877	7,674,534
		33,963,957

Hotels, Restaurants & Leisure — 0.5%
Las Vegas Sands Corp.	139,700	7,872,095
McDonald's Corp.	57,720	5,754,107
MGM Resorts International (a)	469,200	6,169,980
Wyndham Worldwide Corp.	14,500	934,960
Yum! Brands, Inc.	118,000	8,488,920
		29,220,062

Household Durables — 0.5%
Beazer Homes USA, Inc. (a)	981,425	15,545,772

4

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Newell Rubbermaid, Inc.	32,300	$843,030
Toll Brothers, Inc. (a)	234,100	8,015,584
Whirlpool Corp.	12,600	1,492,596
		25,896,982

Household Products — 0.7%
Clorox Co. (The)	7,156	633,521
Colgate-Palmolive Co.	202,904	23,948,759
Kimberly-Clark Corp.	7,800	764,244
Procter & Gamble Co. (The)	156,493	12,059,350
		37,405,874

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	84,700	1,064,679
Dynegy, Inc.	280,113	6,719,911
		7,784,590

Industrial Conglomerates — 0.3%
3M Co.	86,099	9,153,185
General Electric Co.	354,516	8,196,410
		17,349,595

Insurance — 0.7%
Aflac, Inc.	9,000	468,180
Allstate Corp. (The)	31,400	1,540,798
American International Group, Inc. (a)	138,930	5,393,263
Berkshire Hathaway, Inc., Class B (a)	71,447	7,444,777
Chubb Corp.	15,084	1,320,302
Everest Re Group Ltd.	71,600	9,297,976
Lincoln National Corp.	14,900	485,889
Loews Corp.	215,000	9,475,050
Principal Financial Group	2,500	85,075
Travelers Companies, Inc. (The)	18,600	1,565,934
Unum Group	17,100	483,075
		37,560,319

Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	101,479	27,043,139
Liberty Interactive Corp., Series A (a)	31,400	671,332
Liberty Ventures, Series A (a)	524	39,604
Priceline.com, Inc. (a)	5,611	3,859,975
		31,614,050

Internet Software & Services — 0.8%
AOL, Inc.	2,300	88,527
eBay, Inc. (a)	77,823	4,219,563
Google, Inc. (a)	41,329	32,816,466
LinkedIn Corp. (a)	33,105	5,828,466
		42,953,022

5

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

IT Services — 0.5%
Alliance Data Systems Corp. (a)	15,146	$2,451,986
Amdocs Ltd.	21,400	775,750
Automatic Data Processing, Inc.	37,251	2,422,060
Cognizant Technology Solutions Corp. (a)	700	53,627
Computer Sciences Corp.	20,400	1,004,292
CoreLogic, Inc. (a)	16,602	429,328
DST Systems, Inc.	22,106	1,575,495
Gartner Group, Inc., Class A (a)	95,966	5,221,510
International Business Machines Corp. (IBM)	4,299	916,977
Lender Processing Services, Inc.	176,100	4,483,506
Paychex, Inc.	69,937	2,452,690
SAIC, Inc.	134,700	1,825,185
Sapient Corp. (a)	123,096	1,500,540
Visa, Inc., Class A	9,100	1,545,544
		26,658,490

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	124,600	4,191,544

Machinery — 0.2%
Actuant Corp.	110,600	3,386,572
CIRCOR International, Inc.	69,300	2,945,250
Deere & Co.	5,500	472,890
John Bean Technologies Corp.	174,300	3,616,725
		10,421,437

Media — 1.5%
Cablevision Systems Corp.	95,600	1,430,176
CBS Corp., Class A	10,300	477,199
CBS Corp., Class B	90,517	4,226,239
Comcast Corp., Class A	743,771	31,245,820
DIRECTV (a)	209,200	11,842,812
Discovery Communications, Inc., Series A (a)	3,842	302,519
Discovery Communications, Inc., Series C (a)	2,190	152,292
Interpublic Group of Companies, Inc. (The)	271,100	3,532,433
Liberty Global, Inc., Series A (a)	62,000	4,550,800
Liberty Global, Inc., Series C (a)	41,600	2,855,008
Live Nation, Inc. (a)	558,938	6,914,063
News Corp.	19,800	604,296
Omnicom Group, Inc.	55,451	3,266,064
Time Warner Cable, Inc.	65,128	6,256,195
Time Warner, Inc.	61,877	3,565,353
		81,221,269

Metals & Mining — 0.0%
United States Steel Corp.	1,700	33,150

Multi-Utilities—0.0%
Ameren Corp.	14,300	500,786

6

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Public Service Enterprise Group, Inc.	22,800	$782,952
		1,283,738

Multiline Retail — 0.0%
Macy's, Inc.	11,000	460,240

Office Electronics — 0.1%
Xerox Corp.	38,700	332,820
Zebra Technologies Corp., Class A (a)	58,272	2,746,359
		3,079,179

Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.	61,100	5,343,195
Bill Barrett Corp. (a)	305,700	6,196,539
Chesapeake Energy Corp.	564,900	11,529,609
Chevron Corp.	83,040	9,866,813
Cobalt International Energy, Inc. (a)	63,900	1,801,980
ConocoPhillips	50,500	3,035,050
CONSOL Energy, Inc.	62,910	2,116,922
Devon Energy Corp.	400	22,568
EOG Resources, Inc.	21,029	2,693,184
EXCO Resources, Inc.	3,900	27,807
Exxon Mobil Corp.	205,500	18,517,605
HollyFrontier Corp.	26,100	1,342,845
Marathon Petroleum Corp.	58,850	5,272,960
Murphy Oil Corp.	94,500	6,022,485
Peabody Energy Corp.	93,100	1,969,065
Phillips 66	62,300	4,359,131
Pioneer Natural Resources Co.	25,690	3,191,982
Southwestern Energy Co. (a)	45,900	1,710,234
Tesoro Corp.	41,500	2,429,825
Valero Energy Corp.	33,200	1,510,268
Whiting Petroleum Corp. (a)	34,800	1,769,232
WPX Energy, Inc. (a)	369,500	5,919,390
		96,648,689

Paper & Forest Products — 0.0%
International Paper Co.	14,000	652,120

Personal Products — 0.1%
Estee Lauder Companies, Inc. (The), Class A	78,275	5,011,948

Pharmaceuticals — 0.9%
Abbott Laboratories	54,310	1,918,229
Bristol-Myers Squibb Co.	7,600	313,044
Johnson & Johnson	265,632	21,656,977
Merck & Co., Inc.	197,770	8,747,367
Mylan, Inc. (a)	28,400	821,896
Pfizer, Inc.	486,135	14,029,856
		47,487,369

7

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Professional Services — 0.0%
Towers Watson & Co., Class A	34,049	$2,360,277

Real Estate Investment Trusts (REITs) — 2.4%
Boston Properties, Inc.	107,800	10,894,268
CBRE Group, Inc. (a)	153,338	3,871,785
DDR Corp.	509,170	8,869,741
Equity Residential	204,000	11,232,240
First Industrial Realty Trust, Inc.	471,830	8,082,448
Host Hotels & Resorts, Inc.	423,700	7,410,513
iStar Financial, Inc. (a)	508,490	5,537,456
Kilroy Realty Corp.	174,700	9,154,280
Liberty Property Trust	189,700	7,540,575
Public Storage	99,900	15,216,768
PulteGroup, Inc. (a)	27,300	552,552
Simon Property Group, Inc.	59,470	9,429,563
SL Green Realty Corp.	231,528	19,936,876
Sovran Self Storage, Inc.	135,900	8,764,191
Vornado Realty Trust	500	41,820
		126,535,076

Real Estate Management & Development — 0.7%
Alexander & Baldwin, Inc. (a)	134,595	4,811,771
American Homes 4 Rent (a) (b) (c)	393,867	6,794,206
AV Homes, Inc. (a)	540,814	7,209,051
Consolidated-Tomoka Land Co.	113,219	4,443,846
Forest City Enterprises, Inc., Class A (a)	328,200	5,832,114
TRI Pointe Homes, Inc. (a)	352,315	7,099,147
		36,190,135

Road & Rail — 0.1%
J.B. Hunt Transport Services, Inc.	2,500	186,200
Kansas City Southern	46,042	5,106,058
Norfolk Southern Corp.	8,625	664,815
Union Pacific Corp.	9,600	1,367,136
		7,324,209

Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	74,412	3,459,414
Cabot Microelectronics Corp. (a)	85,586	2,974,113
First Solar, Inc. (a)	22,900	617,384
Intel Corp.	439,800	9,609,630
Linear Technology Corp.	89,003	3,415,045
LSI Corp. (a)	328,887	2,229,854
		22,305,440

Software — 0.5%
Microsoft Corp.	674,542	19,298,647
Oracle Corp.	117,062	3,785,785

8

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Symantec Corp. (a)	62,400	$1,540,032
		24,624,464

Specialty Retail — 0.4%

Barnes & Noble, Inc. (a)	157,000	2,582,650
GameStop Corp.	43,700	1,222,289
Gap, Inc. (The)	36,900	1,306,260
Home Depot, Inc. (The)	68,500	4,779,930
L Brands, Inc.	69,285	3,094,268
Lowe's Companies, Inc.	11,700	443,664
Penske Automotive Group, Inc.	157,350	5,249,196
TJX Companies, Inc. (The)	19,200	897,600
		19,575,857

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc. (a)	125,882	5,735,184
Nike, Inc.	525,992	31,038,788
		36,773,972

Thrifts & Mortgage Finance — 0.0%
Washington Mutual, Inc. (a) (b) (d)	33,600	—

Tobacco — 0.1%
Altria Group, Inc.	62,600	2,152,814
Philip Morris International, Inc.	46,694	4,329,001
		6,481,815

Wireless Telecommunication Services — 0.0%
NII Holdings, Inc., Class B (a)	25,700	111,281
Sprint Nextel Corp. (a)	85,100	528,471
		639,752

Total US Common Stocks (Cost $1,032,201,858)		1,224,504,673

Foreign Common Stocks — 26.2%

Australia — 0.8%
Alumina Ltd. (a)	1,116,848	1,305,009
Amcor Ltd.	127,416	1,237,240
AMP Ltd.	926,948	5,043,436
Aspen Group - REIT	3,410,328	746,254
Australia and New Zealand Banking Group Ltd.	46,226	1,378,402
Beach Energy Ltd.	1,018,660	1,501,566
BHP Billiton Ltd.	69,639	2,383,046
BlueScope Steel Ltd. (a)	89,493	469,028
Charter Hall Retail - REIT	1,386,600	5,653,687
Commonwealth Property Office Fund - REIT	4,953,000	5,731,963
DuluxGroup Ltd.	48,743	226,226
Fairfax Media Ltd.	286,246	188,210
Fortescue Metals Group Ltd.	392,639	1,626,094
Iluka Resources Ltd.	66,994	655,057

9

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Orica Ltd.	19,389	$494,811
QBE Insurance Group Ltd. - ASE Shares	364,670	5,146,764
Santos Ltd.	41,457	539,044
Westfield Retail Trust - REIT	3,429,000	10,802,145
		45,127,982

Austria — 0.1%
Andritz AG	6,676	448,255
Conwert Immobilien Invest SE	196,900	2,148,532
Erste Group Bank AG (a)	950	26,521
Oesterreichische Post AG	5,139	221,412
Raiffeisen Bank International AG	683	23,248
		2,867,968

Belgium — 0.1%
Ageas, Strip VVPR (a) (b)	1,966	3
Anheuser-Busch InBev NV	20,670	2,048,651
Groupe Bruxelles Lambert SA	56,748	4,341,141
KBC Groep NV	7,500	258,748
Nyrstar	120,533	561,571
		7,210,114

Bermuda — 0.0%
RenaissanceRe Holdings Ltd.	11,165	1,027,068

Brazil — 0.3%
Brookfield Incorporacoes SA	2,304,800	2,862,822
Cia de Bebidas das Americas - ADR	110,500	4,677,465
Cremer SA	32,200	205,079
Diagnosticos da America SA	18,800	108,758
Duratex SA	26,000	209,724
EDP - Energias do Brasil SA	154,500	964,884
Embraer SA - ADR	5,900	210,453
HRT Participacoes em Petroleo SA (a)	592,050	975,641
Localiza Rent a Car SA	2,200	39,302
MRV Engenharia e Participacoes SA	11,400	47,332
Multiplan Empreendimentos Imobiliarios SA	4,200	120,549
Odontoprev SA	12,400	56,761
OGX Petroleo e Gas Participacoes SA (a)	8,800	10,060
Petroleo Brasileiro SA	161,800	1,349,168
Petroleo Brasileiro SA - ADR	218,090	3,613,751
Vale SA	44,800	773,733
WEG SA	2,600	33,504
		16,258,986

Canada — 0.9%
Agrium, Inc.	12,200	1,189,500
Bank of Montreal	16,000	1,007,200
Barrick Gold Corp.	61,400	1,803,589
BCE, Inc.	29,123	1,360,612
Bombardier, Inc., Class B	472,200	1,873,275
Canadian Natural Resources Ltd.	72,600	2,327,688
Encana Corp. - NYSE Shares	36,800	716,128
Encana Corp. - TSE Shares	63,200	1,229,347
Fairfax Financial Holdings Ltd.	20,500	8,004,656

10

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

First Quantum Minerals Ltd.	142,600	$2,712,046
Goldcorp, Inc.	51,300	1,726,076
Imperial Oil Ltd. - NYSE Shares	103,700	4,237,182
Imperial Oil Ltd. - TSE Shares	53,574	2,189,686
Onex Corp.	17,700	844,010
Rogers Communications, Inc., Class B	212,922	10,876,136
Suncor Energy, Inc.	98,029	2,937,444
Teck Resources Ltd., Class B	66,009	1,858,813
		46,893,388

Cayman Islands — 0.2%
Ctrip.com International Ltd. - ADR (a)	4,407	94,222
Evergrande Real Estate Group Ltd.	8,947,900	3,608,428
SOHO China Ltd.	6,623,500	5,522,984
Yingde Gases	589,000	657,062
		9,882,696

Chile — 0.1%
Enersis SA - SPADR	215,200	4,140,448
Vina Concha y Toro SA - SPADR (b)	15,800	616,200
		4,756,648

China — 0.4%
Belle International Holdings Ltd.	2,759,000	4,618,131
China Resources Enterprise Ltd.	104,231	309,570
China Shenhua Energy Co. Ltd.	737,500	2,673,570
Giant Interactive Group, Inc. - ADR	27,337	177,691
Goodbaby International Holdings Ltd.	172,000	101,867
Mindray Medical International Ltd. - ADR	137,929	5,508,884
NetEase, Inc. - ADR	2,500	136,925
PetroChina Co. Ltd.	1,328,000	1,750,360
Shui On Land Ltd.	1,849,000	795,830
Tingyi Cayman Islands Holding Corp.	22,000	57,284
Tsingtao Brewery Co. Ltd., Class H	418,000	2,654,608
Want Want China Holdings Ltd.	84,000	128,877
Weiqiao Textile Co. Ltd.	79,000	44,108
		18,957,705

Denmark — 0.1%
Carlsberg A/S, Class B	10,749	1,048,482
Coloplast A/S, Class B	48,679	2,618,036
Danske Bank A/S (a)	13,180	236,284
GN Store Nord A/S (GN Great Nordic)	57,708	1,028,934
Novo Nordisk A/S, Class B	5,098	832,200
Topdanmark A/S (a)	11,980	287,066
Vestas Wind Systems A/S (a)	31,988	257,470
William Demant Holding A/S (a)	10,835	909,357
		7,217,829

Finland — 0.1%
Cargotec Oyj, B Shares	2,823	86,915
Metso Oyj	34,312	1,465,927
Nokia Oyj	108,811	355,437
Outokumpu Oyj (a)	66,000	50,324
Sampo Oyj, Class A	67,612	2,602,704

11

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Tieto Oyj	16,626	$352,149
Tikkurila Oyj	33,773	710,930
Wartsila Corp.	6,152	277,542
		5,901,928

France — 1.0%
Air France-KLM (a)	33,237	314,148
Air Liquide SA	8,043	977,979
Alcatel Lucent - SPADR (a)	15,200	20,216
AXA SA	44,171	761,442
BNP Paribas SA	20,263	1,043,901
Carrefour SA	24,786	680,859
Credit Agricole SA (a)	4,200	34,725
Edenred	8,118	265,823
Euler Hermes SA	5,834	537,785
Eurofins Scientific	1,789	376,923
France Telecom SA	429,576	4,355,769
GDF Suez	15,100	291,039
GDF Suez, Strip VVPR (a) (b)	9,765	13
Groupe Eurotunnel SA	75,165	598,945
Imerys SA	2,359	153,407
L'Oreal SA	5,361	850,629
Lafarge SA	171,800	11,426,512
Legrand SA	64,916	2,832,467
Neopost SA	9,179	550,425
Peugeot SA (a)	6,800	49,362
SA des Ciments Vicat	2,311	144,096
Sanofi-Aventis	62,484	6,371,842
Societe BIC SA	1,663	193,249
Societe Fonciere Lyonnaise SA - REIT	102,450	5,190,516
Societe Generale, Class A (a)	3,283	108,303
Technip SA	2,537	260,261
Thales SA	16,542	700,276
Total SA	153,613	7,342,168
Unibail-Rodamco SE - REIT	23,600	5,496,730
Vallourec SA	64,186	3,088,354
		55,018,164

Germany — 1.5%
Adidas AG	249,878	25,945,555
Alstria Office AG - REIT	315,734	3,561,258
Axel Springer AG	2,119	91,854
BASF SE	25,281	2,215,004
Bayer AG	1,101	113,599
Bayerische Motoren Werke AG	14,922	1,288,249
Celesio AG	4,652	87,353
Daimler AG	140,601	7,653,345
Deutsche Bank AG	1,933	75,428
Deutsche Telekom AG	536,742	5,675,493
E.ON AG	34,347	599,953
Fresenius Medical Care AG & Co.	30,388	2,051,544
GEA Group AG	6,495	214,237
Hannover Rueckversicherung AG	3,403	266,980
Hochtief AG (a)	150,000	9,760,196
LEG Immobilien AG (a)	193,172	10,350,419
MAN SE	72,048	7,751,791
RWE AG	59,033	2,201,372

12

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

SAP AG	5,731	$459,280
Siemens AG	3,812	410,667
TUI AG (a)	18,780	201,608
		80,975,185

Gibraltar — 0.0%
Bwin.Party Digital Entertainment plc	67,797	148,767

Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	656,000	9,699,054
China Mengniu Dairy Co. Ltd.	70,000	201,643
China Mobile Ltd.	445,000	4,711,648
Esprit Holdings Ltd.	1,134,653	1,365,929
First Pacific Co. Ltd.	570,000	774,182
Henderson Land Development Co. Ltd.	97,000	663,977
Hong Kong & Shanghai Hotels Ltd. (The)	386,389	663,058
Hong Kong Aircraft Engineering Co. Ltd.	15,200	217,693
Hong Kong Television Network Ltd. - ADR	1,700	10,897
Hutchison Whampoa Ltd.	143,000	1,497,110
Jardine Matheson Holdings Ltd.	94,800	6,179,077
Jardine Strategic Holdings Ltd.	105,600	4,189,366
Midland Holdings Ltd.	326,000	144,531
New World Development Ltd.	175,000	297,527
Next Media Ltd. (a) (d)	548,000	82,518
SmarTone Telecommunications Holdings Ltd.	306,000	504,693
Television Broadcasts Ltd.	93,000	705,152
Texwinca Holdings Ltd.	50,000	52,846
Yip's Chemical Holdings Ltd.	146,000	156,700
		32,117,601

Hungary — 0.0%
OTP Bank plc	5,479	98,843

India — 0.1%
Axis Bank Ltd. - GDR (e)	204,021	4,941,389
Infosys Ltd. - SPADR	1,000	53,910
Reliance Industries Ltd. - SPGDR (c) (e)	61,729	1,758,042
		6,753,341

Indonesia — 0.2%
Bank Mandiri Persero Tbk PT	3,299,500	3,398,493
Bank Rakyat Indonesia Persero Tbk PT	71,000	64,086
Gudang Garam Tbk PT	5,000	25,262
Indofood Sukses Makmur Tbk PT	790,000	605,123
Perusahaan Gas Negara (Persero) Tbk PT	8,008,700	4,908,517
Semen Gresik (Persero) Tbk PT	121,500	221,314
		9,222,795

Ireland — 1.2%
Accenture plc, Class A	443,313	33,678,489
CRH plc	128,842	2,860,342
DCC plc	8,252	290,405
Experian plc	52,839	918,934
Governor & Co. of the Bank of Ireland (The) (a)	3,873,244	764,841

13

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Independent News & Media plc (a)	60,315	$2,946
Ingersoll-Rand plc	15,400	847,154
Irish Bank Resolution Corp., Ltd. (a) (b)	38,180	—
Irish Continental Group plc (UNIT)	6,009	152,939
Paddy Power plc	6,756	610,597
Ryanair Holdings plc - SPADR	519,205	21,692,385
Seagate Technology plc	17,100	625,176
		62,444,208

Israel — 0.1%
Teva Pharmaceutical Industries Ltd. - SPADR	181,600	7,205,888

Italy — 0.6%
Atlantia SpA	125,248	1,984,126
Beni Stabili SpA - REIT	13,030,394	7,778,781
Davide Campari-Milano SpA	28,457	221,767
Enel SpA	137,500	451,002
Eni SpA	221,061	4,963,895
Exor SpA	84,627	2,371,732
Fiat Industrial SpA	488,148	5,493,840
Fiat SpA (a)	70,057	374,432
Finmeccanica SpA (a)	12,229	59,089
Impregilo SpA	927,280	4,760,473
Intesa Sanpaolo SpA	98,296	144,856
Luxottica Group SpA	33,527	1,683,985
Luxottica Group SpA - SPADR	13,609	684,397
Piaggio & C SpA	566,653	1,455,770
Saipem SpA	45,777	1,410,755
UniCredit SpA (a)	104,657	449,985
		34,288,885

Japan — 7.8%
Alfresa Holdings Corp.	19,500	1,064,568
Asahi Diamond Industrial Co. Ltd.	1,498,300	14,595,982
Astellas Pharma, Inc.	105,700	5,701,512
Azbil Corp.	757,700	15,780,638
Bank of Yokohama Ltd. (The)	70,000	406,037
BML, Inc.	597,200	16,116,003
Canon, Inc.	136,300	5,026,342
Chiba Bank Ltd. (The)	74,000	533,501
Dai-ichi Life Insurance Co. Ltd. (The)	1,045	1,403,852
Daiichikosho Co. Ltd.	1,005,900	27,327,808
Dentsu, Inc.	31,600	945,448
Duskin Co. Ltd.	890,900	17,998,780
DyDo DRINCO, Inc.	91,000	4,350,669
East Japan Railway Co.	29,900	2,461,147
FP Corp.	269,200	18,021,599
FUJIFILM Holdings Corp.	55,300	1,095,368
Fujitsu Frontech Ltd.	4,300	25,649
Fujitsu Ltd.	156,000	651,326
Fukuoka Financial Group, Inc.	125,000	626,765
Hitachi Chemical Co. Ltd.	4,400	67,423
Hitachi Ltd.	328,000	1,912,980
Hitachi Metals Ltd.	43,000	411,640
Hokuto Corp.	385,800	7,322,132
Hoshizaki Electric Co. Ltd.	612,200	17,943,222
Hulic Co. Ltd.	864,000	7,119,388

14

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Information Development Co.	40,500	$218,682
Isetan Mitsukoshi Holdings Ltd.	93,000	1,344,191
ITOCHU Corp.	120,700	1,480,574
JX Holdings, Inc.	113,400	637,422
Kao Corp.	89,500	2,899,774
KDDI Corp.	26,874	1,124,354
Kinden Corp.	47,000	308,402
Kirin Holdings Co. Ltd.	76,000	1,224,416
Kyowa Hakko Kirin Co. Ltd.	15,000	170,057
Leopalace21 Corp. (a)	976,800	4,215,873
LIXIL Group Corp.	61,700	1,230,828
Marui Group Co. Ltd.	58,700	609,864
Megane TOP Co. Ltd.	924,500	12,862,296
Meiko Network Japan Co. Ltd.	679,100	9,430,363
Miraca Holdings, Inc.	384,800	18,471,649
Mitsubishi Corp.	3,200	60,118
Mitsubishi Estate Co. Ltd.	45,000	1,275,142
Mitsubishi Heavy Industries Ltd.	88,000	509,373
Mitsubishi UFJ Financial Group, Inc.	350,400	2,112,143
Mitsui Chemicals, Inc.	1,338,000	2,915,421
Moshi Moshi Hotline, Inc.	1,238,500	17,653,696
MS&AD Insurance Group Holdings	65,500	1,459,105
Nakanishi, Inc.	95,500	12,082,288
Namco Bandai Holdings, Inc.	85,650	1,517,782
Nintendo Co. Ltd.	94,400	10,215,552
Nippon Meat Packers, Inc.	58,000	938,253
Nippon Suisan Kaisha Ltd.	99,500	193,050
Nippon Telegraph & Telephone Corp.	49,300	2,150,639
NKSJ Holdings, Inc.	27,500	578,228
NSD Co. Ltd.	632,700	7,171,364
NSK Ltd.	66,000	503,093
NTT Data Corp.	434	1,433,478
NTT DoCoMo, Inc.	467	694,054
Obayashi Corp.	193,000	924,155
OMRON Corp.	2,600	65,811
Onward Holdings Co. Ltd.	48,000	431,342
Otsuka Holdings Co. Ltd.	25,500	888,093
Ryosan Co. Ltd.	1,300	25,332
Sansei Yusoki Co. Ltd.	526,200	2,150,422
Secom Co. Ltd.	410,000	21,184,544
Sega Sammy Holdings, Inc.	24,600	494,092
Sekisui House Ltd.	110,000	1,496,774
Seven & I Holdings Co. Ltd.	224,080	7,431,464
Seven Bank Ltd.	8,898,600	28,637,389
Shimizu Corp.	124,000	407,300
Shiseido Co. Ltd.	27,000	379,239
Shoei Co., Ltd.	15,300	128,809
Sumitomo Electric Industries Ltd.	94,300	1,158,446
Sumitomo Forestry Co. Ltd.	53,900	598,180
Sumitomo Mitsui Financial Group, Inc.	68,600	2,815,039
Sumitomo Real Estate Sales Co. Ltd.	24,860	1,492,668
Taiyo Nippon Sanso Corp.	46,000	320,041
Terumo Corp.	1,900	81,679
TOKAI Corp. - Gifu	233,800	7,220,333
Tokio Marine Holdings, Inc.	108,600	3,139,050
Tokyo Electric Power Co., Inc. (The) (a)	78,000	193,979
Tokyo Electron Ltd.	11,400	486,083
Tokyo Gas Co. Ltd.	238,000	1,286,459
Tokyo Ohka Kogyo Co. Ltd.	3,700	78,801

15

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Toyo Seikan Kaisha Ltd.	53,200	$737,144
Toyo Suisan Kaisha Ltd.	623,000	19,243,356
Toyota Motor Corp.	59,200	3,050,960
Trend Micro, Inc.	108,600	3,050,629
USS Co. Ltd.	2,350	270,045
West Japan Railway Co.	18,100	870,966
Yamada Denki Co. Ltd.	9,290	426,153
Yamaha Corp.	1,402,700	13,667,730
Yamato Holdings Co. Ltd.	107,200	1,945,198
ZOJIRUSHI Corp.	1,173,000	4,120,207
		419,499,215

Luxembourg — 0.1%
APERAM	86	1,058
ArcelorMittal - EN Amsterdam Shares	45,856	592,328
ArcelorMittal - NYSE Shares	156,400	2,037,892
Millicom International Cellular SA	1,703	136,163
Orco Property Group (a)	737,861	2,025,593
Oriflame Cosmetics SA - SDR	5,550	189,279
		4,982,313

Malaysia — 0.1%
AMMB Holdings Berhad	508,100	1,072,419
British American Tobacco Malaysia Berhad	20,700	417,927
CIMB Group Holdings Berhad	769,400	1,901,226
Multi-Purpose Holdings Berhad	219,820	254,995
Sime Darby Berhad	206,900	619,014
UEM Land Holdings Berhad (a)	38,100	33,131
		4,298,712

Mexico — 0.8%
America Movil SAB de CV, Series L - ADR	48,375	1,013,940
Cemex SAB de CV - SPADR (a)	748,369	9,137,586
Concentradora Fibra Hotelera Mexicana SA de CV	2,156,104	3,609,122
Fibra Uno Administracion SA de CV - REIT	4,907,500	16,208,008
Fomento Economico Mexicano SAB de CV - SPADR	1,200	136,200
Genomma Lab Internacional SAB de CV (a)	43,400	106,357
Grupo Carso SAB de CV, Series A	23,800	132,690
Grupo Comercial Chedraui SA de CV	324,700	1,101,383
Grupo Financiero Banorte SAB de CV	28,300	227,106
Grupo Financiero Santander Mexico SAB de CV - ADR (a)	301,800	4,656,774
Macquarie Mexico Real Estate Management SA de CV - REIT(a)	2,563,224	5,708,700
		42,037,866

Mongolia — 0.0%
Mongolian Mining Corp. (a)	3,481,500	1,288,573

Netherlands — 0.6%
Akzo Nobel NV	1,850	117,550
ASML Holding NV	3,937	265,075
Heineken NV	23,909	1,804,794
Koninklijke (Royal) KPN NV	101,159	342,791
Koninklijke (Royal) Philips Electronics NV	320,542	9,526,037
Koninklijke Ahold NV	426,196	6,535,026
Koninklijke Boskalis Westminster NV - CVA	18,978	754,397

16

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

LyondellBasell Industries NV, Class A	71,100	$4,499,919
Postnl NV (a)	4,633	9,298
Randstad Holding NV	4,222	173,022
Reed Elsevier NV	193,498	3,316,901
Royal Dutch Shell plc, Class A - BATS Europe Shares	409	13,242
Royal Dutch Shell plc, Class A - Quote MTF Shares	136,290	4,422,212
Royal Dutch Shell plc, Class B	42,158	1,402,862
TNT Express NV	3,928	28,896
		33,212,022

New Zealand — 0.0%
Chorus Ltd.	10,709	25,201
Telecom Corp. of New Zealand Ltd.	175,483	344,100
		369,301

Norway — 0.5%
Det Norske Oljeselskap ASA (a)	215,555	3,337,744
DNB ASA	66,362	976,639
Norwegian Property ASA	10,701,900	16,812,642
Schibsted ASA	4,479	200,056
Statoil ASA - SPADR	117,100	2,883,002
StatoilHydro ASA	31,646	772,666
Storebrand ASA (a)	19,430	75,981
		25,058,730

Papua New Guinea — 0.1%
Oil Search Ltd.	336,120	2,608,304

Philippines (The) — 0.1%
ABS-CBN Holdings Corp. - PDR	1,548,800	1,569,966
Ayala Corp.	63,469	879,196
Bank of the Philippine Islands	32,360	87,244
BDO Unibank, Inc. (a)	171,470	376,851
Energy Development Corp.	5,903,400	934,958
Globe Telecom, Inc.	44,345	1,305,619
Lopez Holdings Corp.	4,359,228	770,310
SM Investments Corp.	12,780	349,272
Universal Robina Corp.	33,720	93,330
		6,366,746

Poland — 0.0%
Bank Pekao SA	4,930	237,735

Portugal — 0.0%
Galp Energia SGPS SA	108,832	1,706,161

Russia — 0.2%
Etalon Group Ltd. - GDR (a) (e)	1,670,800	8,354,000
Gazprom OAO - SPADR	3,422	29,087
Globaltrans Investment plc - SPGDR (e)	10,091	159,236
LSR Group - GDR (e)	10,973	47,513
Sberbank of Russia - SPADR - LSE Shares	12,907	164,564
Sberbank of Russia - SPADR - OTC Shares	20,281	260,523

17

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Sistema JSFC - SPGDR - OTC Shares (e)	3,669	$67,363
		9,082,286

Singapore — 0.3%
DBS Group Holdings Ltd.	67,000	866,759
Genting Singapore plc	130,000	157,097
Global Logistic Properties Ltd.	2,635,500	5,584,965
Great Eastern Holdings Ltd.	154,000	2,235,479
GuocoLeisure Ltd.	327,000	232,968
Singapore Telecommunications Ltd.	1,342,000	3,891,104
STATS ChipPAC Ltd. (a)	737,000	268,412
United Industrial Corp. Ltd.	76,000	187,076
United Overseas Bank Ltd.	273,347	4,499,573
Yoma Strategic Holdings Ltd.	39,000	23,964
		17,947,397

South Africa — 0.2%
Anglo Platinum Ltd. (a)	28,316	1,177,255
AngloGold Ashanti Ltd.	2,367	55,610
Clicks Group Ltd.	12,142	76,636
Discovery Holdings Ltd.	6,475	55,078
FirstRand Ltd.	163,520	572,843
Gold Fields Ltd.	8,050	61,816
Impala Platinum Holdings Ltd.	602	8,864
MMI Holdings Ltd.	27,152	68,592
MTN Group Ltd.	85,769	1,506,172
Murray & Roberts Holdings Ltd. (a)	34,534	88,207
Nedbank Group Ltd.	51,631	1,069,794
Remgro Ltd.	29,941	596,351
RMB Holdings Ltd.	178,647	808,930
RMI Holdings	419,899	1,063,486
Sasol Ltd. - SPADR	53,290	2,362,879
Standard Bank Group Ltd.	117,565	1,513,629
		11,086,142

South Korea — 0.3%
Hana Financial Group, Inc.	40,674	1,439,544
Hankook Tire Co. Ltd.	8,995	389,153
Hyundai Mobis	20,611	5,768,264
Hyundai Motor Co.	6,299	1,268,141
KB Financial Group, Inc.	35,074	1,171,495
Kolon Industries, Inc.	15,604	755,304
NHN Corp.	3,924	949,711
Samsung Electronics Co. Ltd.	3,183	4,335,257
Shinhan Financial Group Co. Ltd.	28,470	1,022,565
		17,099,434

Spain — 0.8%
Acciona SA	7,587	417,173
Acerinox SA	46,248	474,743
ACS, Actividades de Construccion y Servicios SA	334,200	7,808,788
Banco Bilbao Vizcaya Argentaria SA	3,894	33,956
Banco Santander SA	154,341	1,044,109
Banco Santander SA - SPADR	2,417	16,460
Distribuidora Internacional de Alimentacion SA	14,819	102,589
Ferrovial SA	459,700	7,324,179

18

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Grifols SA (a)	6,600	$245,420
Grifols SA, Class B (a)	330	9,471
Iberdrola SA	1,282,664	5,981,587
Inditex SA	3,499	466,292
Inmobiliaria Colonial SA (a)	1,755,765	1,768,015
Mediaset Espana Comunicacion SA	38,062	275,252
Melia Hotels International SA	515,242	3,504,331
NH Hoteles SA (a)	1,318,399	4,161,401
Repsol SA	145,241	2,955,251
Telefonica SA	290,400	3,925,316
Viscofan SA	14,423	757,536
		41,271,869

Sweden — 0.3%
Assa Abloy AB, Class B	58,335	2,386,091
Atlas Copco AB	48,018	1,368,279
CDON Group AB (a)	2,982	16,941
Hoganas AB, Class B	11,155	551,920
Investor AB, Class B	8,444	244,248
Modern Times Group AB, Class B	7,163	285,418
Nordea Bank AB	35,686	404,920
Scania AB	208,533	4,376,056
Svenska Handelsbanken AB, Class A	71,360	3,054,265
Swedish Match AB	78,184	2,429,416
Telefonaktiebolaget LM Ericsson, Class B	130,836	1,632,500
		16,750,054

Switzerland — 1.0%
ABB Ltd. - SIX Swiss Exchange	246,507	5,567,036
ABB Ltd. - Stockholm Exchange	42,519	967,477
Adecco SA	15,941	874,094
Clariant AG	13,917	193,869
Compagnie Financiere Richemont SA	22,152	1,741,386
Geberit AG	13,347	3,288,165
Glencore International plc	835,865	4,544,578
Helvetia Holding AG	459	185,535
Logitech International SA	23,289	157,856
Lonza Group AG	4,500	292,237
Nestle SA	65,132	4,712,041
Novartis AG	152,634	10,869,287
Roche Holding AG	17,693	4,130,840
Sonova Holding AG	4,477	537,671
Straumann Holding AG	600	81,035
UBS AG	769,241	11,813,364
Zurich Insurance Group AG	17,385	4,841,730
		54,798,201

Taiwan — 0.2%
Chunghwa Telecom Co. Ltd.	42,000	129,463
Delta Electronics, Inc.	422,000	1,770,742
Giant Manufacturing Co. Ltd.	15,000	84,627
Hon Hai Precision Industry Co. Ltd.	66,000	183,251
Taiwan Semiconductor Manufacturing Co. Ltd.	2,239,627	7,482,320
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR	36,889	634,122
Uni-President Enterprises Corp.	182,970	346,863

19

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Yungtay Engineering Co. Ltd.	336,000	$659,155
		11,290,543

Thailand — 0.2%
Advanced Info Service PCL	116,400	938,036
Bangkok Bank PCL	303,100	2,343,712
Big C Supercenter PCL	19,400	142,428
Kasikornbank PCL	223,300	1,599,441
Krung Thai Bank PCL	960,100	737,656
MBK PCL	70,700	428,521
PTT PCL	347,900	3,361,984
Siam Cement PCL	57,400	950,410
Siam Commercial Bank PCL	39,200	234,919
Thanachart Capital PCL	1,337,100	2,043,204
		12,780,311

Turkey — 0.2%
Asya Katilim Bankasi AS (a)	88,067	116,389
BIM Birlesik Magazalar AS	1,724	84,081
Haci Omer Sabanci Holding AS	18,009	106,515
KOC Holding AS	158,965	922,833
Tupras Turkiye Petrol Rafinerileri AS	44,000	1,323,177
Turkiye Garanti Bankasi AS	673,907	3,575,088
Turkiye Garanti Bankasi AS - ADR	222,200	1,195,436
Turkiye Halk Bankasi AS	14,715	157,431
Ulker Biskuvi Sanayi AS	19,635	148,161
		7,629,111

United Kingdom — 4.0%
3i Group plc	99,307	479,079
Admiral Group plc	31,318	635,433
Aggreko plc	1,432	38,934
AMEC plc	220,214	3,536,451
Anglo American plc - JSE Shares	30,311	788,948
Anglo American plc - LSE Shares	3,089	79,519
Aon plc	121,500	7,472,250
APR Energy plc	25,675	330,043
AstraZeneca plc	12,044	599,014
Aviva plc	13,305	59,948
BAE Systems plc	183,026	1,098,595
Barclays plc	225,718	1,000,378
Barratt Developments plc (a)	32,374	134,934
BG Group plc	416,063	7,142,478
BHP Billiton plc	252,690	7,336,543
BP plc	1,208,146	8,484,455
BP plc - SPADR	105,300	4,459,455
British American Tobacco plc	3,090	165,447
British Sky Broadcasting Group plc	21,073	282,839
Bunzl plc	58,549	1,154,659
Cable & Wireless Communications plc	561,821	359,018
Capita plc	125,931	1,723,383
Carnival plc	14,836	520,983
Centrica plc	35,432	198,279
Close Brothers Group plc	10,660	170,967
Compass Group plc	153,420	1,960,342
Countrywide plc (a)	250,000	1,481,463

20

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Daily Mail & General Trust plc, Class A	8,164	$88,054
Devro plc	48,852	260,685
Diageo plc	1,128,614	35,538,870
Evraz plc	48,900	165,997
G4S plc	175,394	778,747
GlaxoSmithKline plc	263,850	6,175,840
GVC Holdings plc	7,464	30,052
Hays plc	183,924	270,510
Homeserve plc	123,262	375,834
HSBC Holdings plc - LSE Shares	588,877	6,269,119
HSBC Holdings plc - SEHK Shares	86,000	910,547
ICAP plc	117,869	520,638
IG Group Holdings plc	44,877	365,443
IMI plc	11,494	226,337
Informa plc	112,213	900,423
International Personal Finance plc	92,476	625,675
Intertek Group plc	62,083	3,207,406
Invensys plc	140,552	751,974
ITV plc	349,255	687,241
Jupiter Fund Management plc	26,676	133,370
Ladbrokes plc	67,150	231,326
Lloyds Banking Group plc (a)	48,450,752	36,047,878
Lonmin plc (a)	14,800	65,516
Michael Page International plc	54,964	353,654
Millennium & Copthorne Hotels plc	16,216	140,269
Mondi plc	3,863	52,302
National Express Group plc	27,478	85,620
Northgate plc	7,794	37,069
Old Mutual plc	177,721	546,181
Ophir Energy plc (a)	274,332	1,941,099
Perform Group plc (a)	1,816	12,894
Petrofac Ltd.	8,819	192,157
Provident Financial plc	44,143	1,052,413
Punch Taverns plc (a)	13,075,379	2,087,863
Reckitt Benckiser Group plc	75,390	5,409,644
Reed Elsevier plc	78,078	929,519
Rexam plc	106,336	852,723
Rightmove plc	32,934	893,018
Rio Tinto plc	174,137	8,201,979
Rolls-Royce Holdings plc	119,798	2,058,563
Royal Bank of Scotland Group plc (a)	15,249	64,160
SABMiller plc	111,443	5,869,216
Sage Group plc	250,428	1,307,929
Smith & Nephew plc	17,982	208,030
Smiths Group plc	33,801	647,780
Songbird Estates plc (a)	4,013,316	8,479,905
Spectris plc	23,752	890,019
Stagecoach Group plc	108,845	513,965
Standard Chartered plc	6,823	176,750
Tesco plc	1,371,713	7,975,203
Thomas Cook Group plc (a)	373,719	639,159
Tui Travel plc	98,478	488,902
Unilever plc	162,699	6,902,877
Vedanta Resources plc	102,872	1,573,123
Vodafone Group plc	1,044,859	2,965,674
Vodafone Group plc - SPADR	121,000	3,437,610
WH Smith plc	24,475	278,075
Wolseley plc	5,172	258,474

21

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

WPP plc	139,725	$2,234,858
		216,079,995
Total Foreign Common Stocks (Cost $1,268,094,262)		1,411,857,010
Total Common Stocks (Cost $2,300,296,120)		2,636,361,683

	Interest Rate	Maturity Date	Principal Amount	Value

Corporate Bonds — 0.0%

Communications — 0.0%
eAccess Ltd. (c)	8.250%	04/01/18	$220,000	243,650

Consumer, Cyclical — 0.0%
BB Liquidating, Inc. (b) (d) (f)	9.000%	09/01/12	344,000	—

Total Corporate Bonds (Cost $433,716)				243,650

Asset-Backed Securities — 1.3%
Aames Mortgage Investment Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.909%	10/25/35	1,304,950	1,290,593
ACE Securities Corp. Home Equity Loan Trust
Ser. 2005-HE7, Class A2D (FRN) (STEP)	0.534%	11/25/35	334,890	326,742
Ser. 2005-SD1, Class M1 (FRN)	0.954%	11/25/50	1,781,731	1,747,561
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Ser. 2005-W2, Class A2B1 (FRN) (STEP)	0.404%	10/25/35	2,484,486	2,453,393
Asset Backed Funding Certificates, Ser. 2005-AQ1, Class A6 (STEP)	4.780%	06/25/35	1,000,482	1,030,460
Bear Stearns Asset Backed Securities I Trust
Ser. 2005-HE3, Class M2 (FRN) (STEP)	1.224%	03/25/35	2,040,699	1,983,155
Ser. 2006-EC1, Class M1 (FRN) (STEP)	0.614%	12/25/35	4,500,000	4,289,904
Ser. 2006-HE1, Class 1A2 (FRN) (STEP)	0.424%	12/25/35	106,154	105,406
Bear Stearns Asset Backed Securities Trust, Ser. 2005-4, Class M1 (FRN) (STEP)	0.704%	01/25/36	2,884,019	2,828,195
Carrington Mortgage Loan Trust, Ser. 2005-NC5, Class A2 (FRN)	0.524%	10/25/35	149,069	148,347
Citibank Omni Master Trust, Ser. 2009-A14A, Class A14 (FRN) (c)	2.953%	08/15/18	5,000,000	5,175,780
Countrywide Asset-Backed Certificates
Ser. 2004-1, Class 3A (FRN) (STEP)	0.764%	04/25/34	293,688	287,247
Ser. 2004-12, Class MV3 (FRN) (STEP)	0.864%	03/25/35	2,400,000	2,348,508
Ser. 2005-BC5, Class M1 (FRN) (STEP)	0.664%	01/25/36	2,710,000	2,497,905
DSLA Mortgage Loan Trust, Ser. 2004-AR3, Class B2 (FRN) (b)	1.303%	07/19/44	82,074	23,460
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF10, Class A4 (FRN) (STEP)	0.524%	11/25/35	3,921,753	3,874,292
First Franklin Mortgage Loan Trust
Ser. 2005-FF5, Class M1 (FRN) (STEP)	0.654%	03/25/35	552,641	550,276
Ser. 2006-FF1, Class 2A3 (FRN) (STEP)	0.444%	01/25/36	1,001,124	965,794
GE-WMC Asset-Backed Pass-Through Certificates, Ser. 2005-2, Class A2C (FRN) (STEP)	0.454%	12/25/35	4,374,888	3,849,906
GSAA Home Equity Trust
Ser. 2004-10, Class M1 (STEP)	4.775%	08/25/34	2,056,725	1,705,449
Ser. 2005-5, Class M2 (FRN) (STEP)	0.849%	02/25/35	3,007,000	2,906,395
Ser. 2005-MTR1, Class A3 (FRN) (STEP)	0.514%	10/25/35	2,516,000	2,435,317

22

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT2, Class 2A3 (FRN) (STEP)	0.394%	01/25/36	$371,646	$361,350
Indymac Residential Asset Backed Trust, Ser. 2005-D, Class AII3 (FRN) (STEP)	0.454%	03/25/36	573,692	540,384
Long Beach Mortgage Loan Trust
Ser. 2005-3, Class 2A2 (FRN) (STEP)	0.484%	08/25/45	350,086	347,688
Ser. 2005-WL1, Class M2 (FRN) (STEP)	1.029%	06/25/35	2,133,846	2,087,810
Ser. 2006-WL1, Class 2A3 (FRN) (STEP)	0.444%	01/25/46	1,925,560	1,731,526
Morgan Stanley ABS Capital I, Ser. 2002-HE3, Class A2 (FRN) (STEP)	1.284%	03/25/33	86,940	84,878
Morgan Stanley ABS Capital I, Inc. Trust
Ser. 2005-HE6, Class A2C (FRN) (STEP)	0.524%	11/25/35	487,235	482,988
Ser. 2005-HE7, Class A2C (FRN) (STEP)	0.524%	11/25/35	3,091,506	3,030,229
Option One Mortgage Loan Trust, Ser. 2005-5, Class A3 (FRN) (STEP)	0.414%	12/25/35	1,683,106	1,655,785
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Ser. 2005-WCW2, Class M1 (FRN) (STEP)	0.704%	07/25/35	5,000,000	4,667,630
RAMP Series, Ser. 2004-RS8, Class MII1 (FRN) (STEP)	1.104%	08/25/34	2,473,772	2,241,072
Santander Drive Auto Receivables Trust 2012-4, Ser. 2012-4, Class A3	1.040%	08/15/16	5,000,000	5,030,250
Soundview Home Equity Loan Trust, Ser. 2005-OPT3, Class A4 (FRN) (STEP)	0.504%	11/25/35	1,292,066	1,271,115
Terwin Mortgage Trust, Ser. 2005-10HE, Class M2 (FRN) (STEP)	0.694%	06/25/36	4,247,000	3,414,613

Total Asset-Backed Securities (Cost $65,321,495)				69,771,403

Mortgage-Backed Securities - Private Issuers — 0.8%
American Home Mortgage Investment Trust
Ser. 2004-1, Class 4A (FRN)	2.447%	04/25/44	55,450	50,170
Ser. 2004-4, Class 4A (FRN)	2.457%	02/25/45	205,964	201,143
Ser. 2005-1, Class 6A (FRN)	2.447%	06/25/45	334,886	313,157
Banc of America Commercial Mortgage, Inc.
Ser. 2004-6, Class A3	4.512%	12/10/42	410,940	414,292
Ser. 2005-3, Class A3A	4.621%	07/10/43	1,610,000	1,634,160
Ser. 2006-6, Class A2	5.309%	10/10/45	1,065,655	1,096,803
Banc of America Funding Corp., Ser. 2004-B, Class 1A2 (FRN)	3.031%	12/20/34	126,743	111,014
Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser. 2007-3, Class A2 (VRN)	5.796%	06/10/49	165,033	164,847
CHL Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 1A1 (FRN)	2.503%	02/20/36	2,998,171	2,258,190
COMM 2012-CCRE1 Mortgage Trust, Ser. 2012-CR1, Class A3	3.391%	05/15/45	1,052,000	1,112,336
COMM 2012-LC4 Mortgage Trust, Ser. 2012-LC4, Class A4	3.288%	12/10/44	1,973,000	2,075,673
Countrywide Alternative Loan Trust
Ser. 2005-56, Class 1A1 (FRN) (STEP)	0.934%	11/25/35	5,657,270	4,272,806
Ser. 2005-59, Class 1A1 (FRN) (STEP)	0.533%	11/20/35	4,882,520	3,489,303
Countrywide Home Loan Mortgage Pass Through Trust, Ser. 2006-3, Class 3A1 (FRN) (STEP)	0.454%	02/25/36	3,662,515	2,802,403
CSMC Mortgage-Backed Trust 2007-4, Ser. 2007-4, Class 2A3	6.000%	06/25/37	1,829,523	1,650,982
Harborview Mortgage Loan Trust
Ser. 2004-7, Class 2A2 (FRN)	2.528%	11/19/34	59,628	51,404
Ser. 2005-9, Class 2A1A (FRN) (STEP)	0.543%	06/20/35	72,666	68,493
JP Morgan Chase Commercial Mortgage Securities Trust
Ser. 2006-LDP7, Class A3B (VRN)	6.059%	04/15/45	867,048	880,696
Ser. 2012-C6, Class A3	3.507%	05/15/45	2,000,000	2,126,724
Luminent Mortgage Trust 2006-2, Ser. 2006-2, Class A1A (FRN) (STEP)	0.404%	02/25/46	2,268,391	1,592,170
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Class A3 (VRN)	6.130%	08/12/49	1,500,000	1,744,992
Morgan Stanley Capital I, Inc., Ser. 1998-HF2, Class G (c)	6.010%	11/15/30	28,716	28,688

23

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2005-15, Class 2A1 (FRN)	2.953%	07/25/35	$6,475,953	$5,670,143
Structured Asset Mortgage Investments, Inc.
Ser. 2005-AR8, Class A2 (FRN)	1.654%	02/25/36	2,118,541	1,608,252
Ser. 2006-AR3, Class A2 (FRN)	2.623%	02/25/36	3,164,602	1,998,918
Thornburg Mortgage Securities Trust, Ser. 2007-4, Class 3A1 (FRN)	6.116%	09/25/37	1,714,216	1,753,000
Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C20, Class AMFX (VRN)	5.179%	07/15/42	2,033,000	2,210,318

Total Mortgage-Backed Securities - Private Issuers (Cost $37,579,644)				41,381,077

Mortgage-Backed Securities - US Government Agency Obligations — 0.3%
FHLMC
Pool #781697 (FRN)	2.357%	07/01/34	137,917	144,998
Ser. 2002-2530, Class QI (FRN) (IO)	6.797%	01/15/32	107,978	17,968
Ser. 2004-2763, Class KS (FRN) (IO)	6.447%	10/15/18	334,742	24,481
Ser. 2005-2922, Class SE (FRN) (IO)	6.547%	02/15/35	251,301	46,523
Ser. 2005-2934, Class HI (IO)	5.000%	02/15/20	34,493	3,427
Ser. 2005-2934, Class KI (IO)	5.000%	02/15/20	16,712	1,529
Ser. 2005-2965, Class SA (FRN) (IO)	5.847%	05/15/32	627,822	91,692
Ser. 2005-2967, Class JI (IO)	5.000%	04/15/20	18,593	1,831
Ser. 2005-2980, Class SL (FRN) (IO)	6.497%	11/15/34	331,465	62,850
Ser. 2005-2981, Class SU (FRN) (IO)	7.597%	05/15/30	270,647	57,300
Ser. 2005-3031, Class BI (FRN) (IO)	6.487%	08/15/35	715,249	151,804
Ser. 2005-3065, Class DI (FRN) (IO)	6.417%	04/15/35	631,427	111,563
Ser. 2006-3114, Class GI (FRN) (IO)	6.397%	02/15/36	1,202,799	258,315
Ser. 2007-3308, Class S (FRN) (IO)	6.997%	03/15/32	645,282	129,371
Ser. 2008-3424, Class XI (FRN) (IO)	6.367%	05/15/36	432,616	79,061
Ser. 2008-3489, Class SD (FRN) (IO)	7.597%	06/15/32	319,416	59,853
Ser. 2010-3685, Class EI (IO)	5.000%	03/15/19	514,443	37,767
Ser. 2010-3731, Class IO (IO)	5.000%	07/15/19	254,759	19,087
Ser. 2011-3882, Class AI (IO)	5.000%	06/15/26	1,502,845	133,595
Ser. 2012-3995, Class KI (IO)	3.500%	02/15/27	6,449,006	725,834
FHLMC Strip
Ser. 2004-227, Class IO (IO)	5.000%	12/01/34	122,849	15,513
Ser. 2005-233, Class 5 (IO)	4.500%	09/15/35	23,827	2,464
FNMA
Pool #685563 (FRN)	2.698%	01/01/33	201,230	214,152
Pool #806765 (FRN) (IO)	2.254%	11/01/34	177,214	188,381
Pool #834928 (FRN) (IO)	2.075%	07/01/35	1,628,157	1,730,697
Pool #841068 (FRN)	2.493%	11/01/34	821,515	882,770
Pool #847637 (FRN)	3.078%	01/01/34	122,366	129,863
Ser. 2004-31, Class SG (FRN) (IO)	6.896%	08/25/33	244,933	32,921
Ser. 2004-49, Class SQ (FRN) (IO)	6.846%	07/25/34	201,319	39,762
Ser. 2004-51, Class SX (FRN) (IO)	6.916%	07/25/34	318,953	57,833
Ser. 2004-64, Class SW (FRN) (IO)	6.846%	08/25/34	875,282	161,876
Ser. 2004-66, Class SE (FRN) (IO)	6.296%	09/25/34	619,187	121,712
Ser. 2005-12, Class SC (FRN) (IO)	6.546%	03/25/35	580,867	111,239
Ser. 2005-45, Class SR (FRN) (IO)	6.516%	06/25/35	567,073	99,878
Ser. 2005-65, Class KI (FRN) (IO)	6.796%	08/25/35	1,744,457	338,435
Ser. 2005-89, Class S (FRN) (IO)	6.496%	10/25/35	3,712,076	689,342
Ser. 2006-3, Class SA (FRN) (IO)	5.946%	03/25/36	341,882	54,859
Ser. 2007-75, Class JI (FRN) (IO)	6.341%	08/25/37	995,207	151,725
Ser. 2007-85, Class SI (FRN) (IO)	6.256%	09/25/37	354,361	64,940
Ser. 2008-86, Class IO (IO)	4.500%	03/25/23	438,306	31,031
Ser. 2008-87, Class AS (FRN) (IO)	7.446%	07/25/33	1,534,205	271,424
Ser. 2010 Pool #AE5528	6.000%	11/01/22	1,364,251	1,491,852
Ser. 2010 Pool #AE5529	7.000%	11/01/22	849,426	955,827

24

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Interest Rate	Maturity Date	Principal Amount	Value
Ser. 2010-105, Class IO (IO)	5.000%	08/25/20	$260,753	$24,815
Ser. 2010-121, Class IO (IO)	5.000%	10/25/25	1,253,372	105,762
Ser. 2010-37, Class GI (IO)	5.000%	04/25/25	1,140,438	78,101
Ser. 2010-65, Class IO (IO)	5.000%	09/25/20	575,928	51,778
Ser. 2010-68, Class SJ (FRN) (IO)	6.346%	07/25/40	314,998	60,426
Ser. 2011-69, Class AI (IO)	5.000%	05/25/18	3,964,855	287,669
Ser. 2011-88, Class WI (IO)	3.500%	09/25/26	768,147	94,564
Ser. 2011-124, Class IC (IO)	3.500%	09/25/21	2,127,966	182,254
Ser. 2012-126, Class SJ (FRN) (IO)	4.796%	11/25/42	2,834,318	560,191
FNMA Strip, Ser. 2005-365, Class 4 (IO)	5.000%	04/01/36	21,216	2,635
FNMA Whole Loan, Ser. 2002-W8, Class A3	7.500%	06/25/42	317,966	362,258
GNMA
Ser. 2003-11, Class S (FRN) (IO)	6.347%	02/16/33	884,343	166,009
Ser. 2011-94, Class IS (FRN) (IO)	6.497%	06/16/36	495,702	105,666
Ser. 2011-135, Class QI (IO)	4.500%	06/16/41	639,169	115,698
Ser. 2011-157, Class SG (FRN) (IO)	6.397%	12/20/41	2,897,266	769,297
Ser. 2011-167, Class IO (IO)	5.000%	12/16/20	3,386,448	285,739
Ser. 2012-34, Class KS (FRN) (IO)	5.847%	03/16/42	1,450,386	336,932
Ser. 2012-69, Class QI (IO)	4.000%	03/16/41	1,240,109	218,553
Ser. 2012-103, Class IB (IO)	3.500%	04/20/40	853,300	135,764
Total Mortgage-Backed Securities - US Government Agency Obligations (Cost $13,526,626)				13,941,456

US Treasury Bonds/Notes — 15.0%
US Treasury Inflation Indexed Bond (g)	2.375%	01/15/25	26,194,740	35,154,153
US Treasury Inflation Indexed Bond	1.750%	01/15/28	98,891,100	125,699,884
US Treasury Inflation Indexed Bond (g)	2.500%	01/15/29	17,390,435	24,292,264
US Treasury Inflation Indexed Bond (g)	3.375%	04/15/32	9,985,822	16,055,325
US Treasury Inflation Indexed Bond	2.125%	02/15/40	89,042,112	125,431,130
US Treasury Inflation Indexed Bond	0.750%	02/15/42	5,114,025	5,337,364
US Treasury Inflation Indexed Note (g)	0.625%	04/15/13	40,404,497	40,559,166
US Treasury Inflation Indexed Note (g) (h)	1.250%	04/15/14	15,227,800	15,732,221
US Treasury Inflation Indexed Note (g)	0.500%	04/15/15	16,888,980	17,741,350
US Treasury Inflation Indexed Note (g)	0.125%	04/15/16	15,643,050	16,618,300
US Treasury Inflation Indexed Note	2.625%	07/15/17	4,442,640	5,344,358
US Treasury Inflation Indexed Note	1.625%	01/15/18	67,803,869	79,049,751
US Treasury Inflation Indexed Note (g)	1.375%	07/15/18	76,751,812	89,895,560
US Treasury Inflation Indexed Note (g)	2.125%	01/15/19	33,987,472	41,454,112
US Treasury Inflation Indexed Note (h)	1.250%	07/15/20	10,344,096	12,360,812
US Treasury Inflation Indexed Note	1.125%	01/15/21	4,209,200	4,962,251
US Treasury Inflation Indexed Note	0.625%	07/15/21	16,852,110	19,274,601
US Treasury Inflation Indexed Note	0.125%	07/15/22	118,098,404	128,699,625
Total US Treasury Bonds/Notes (Cost $785,947,695)				803,662,227

	Number of Shares	Value

Acquired Funds — 13.6%

Exchange-Traded Funds (ETFs) — 1.0%
Vanguard FTSE All-World ex-US ETF	100,000	4,636,000
Vanguard FTSE Emerging Markets ETF	1,149,000	49,280,610
		53,916,610
Mutual Funds — 1.0%
PIMCO Commodity RealReturn Strategy Fund	8,152,676	53,563,084

25

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Shares	Value

Private Investment Funds (i) — 11.6%
Azentus Global Opportunities Fund, LP (a) (b) (d) (j)		$38,808,813
Canyon Value Realization Fund, LP (a) (b) (d) (j)		64,616,347
Convexity Capital Offshore, LP (a) (b) (d) (j)		97,147,284
Farallon Capital Institutional Partners, LP (a) (b) (d) (j)		159,072,486
Joho Partners, LP (a) (b) (d) (j)		25,751,255
Lansdowne Developed Markets Fund Ltd. (a) (b) (d) (j)	176,926	76,775,195
Lone Cascade, LP, Class J (a) (b) (d) (j)		23,179,261
Lone Picea, LP, Class E (a) (b) (d) (j)		2,919,263
Lone Picea, LP, Class F (a) (b) (d) (j)		1,789,820
Lone Redwood, LP (a) (b) (d) (j)		12,935,221
Nomad Investment Partnership LP, Class A (a) (b) (d) (j)		30,779,287
Nomad Investment Partnership LP, Class R (a) (b) (d) (j)		14,352,211
OZ Domestic Partners, LP (a) (b) (d) (j)		1,709,309
QVT Onshore LP (a) (b) (d) (j)		71,436,233
		621,271,985
Total Acquired Funds (Cost $519,834,642)		728,751,679

Limited Partnerships — 0.0%
Williams Partners LP (Cost $35,595)	700	36,260

Preferred Stocks — 0.1%
Petroleo Brasileiro SA, 1.780%, (Brazil)	265,400	2,410,041
Vale SA, 6.900%, (Brazil)	220,700	3,630,370
Volkswagen AG, 1.960%, (Germany)	4,724	939,040
Total Preferred Stocks (Cost $9,188,542)		6,979,451

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Calls — 0.0%
Aldar Properties PJSC, Strike Price $00.00, Expiring 01/07/14 (United States)(b)	406,569	150,540
Aldar Properties PJSC, Strike Price $00.00, Expiring 01/08/14 (United States)(b)	3,309,621	1,225,453
Koninklijke KPN NV, Strike Price $3.40, Expiring 04/19/13 (Germany)(b)	473,800	6,074
Verizon Communications, Strike Price $52.50, Expiring 06/22/13 (United States)(b)	86,975	18,265
Vivendi SA, Strike Price $17.00, Expiring 04/19/13 (Germany)(b)	226,000	37,661
Total Calls (Cost $1,767,707)		1,437,993

Puts — 0.0%
British American Tobacco plc, Strike Price $3,500.00, Expiring 05/17/13 (United Kingdom)(b)	62,125	62,773
CAC 40 Index, Strike Price $3,550.00, Expiring 04/19/13 (Germany)(b)	474	10,633
CAC 40 Index, Strike Price $6,800.00, Expiring 06/21/13 (Germany)(b)	592	44,357
DAX Index, Strike Price $15,400.00, Expiring 06/21/13 (Germany)(b)	324	84,036
EURO STOXX 50 Index, Strike Price $4,800.00, Expiring 06/21/13 (Germany)(b)	1,294	76,676
Fortum Oyj, Strike Price $15.00, Expiring 04/19/13 (Germany)(b)	59,640	31,344
RWE AG, Strike Price $26.00, Expiring 05/17/13 (Germany)(b)	99,400	70,079
SPDR S&P Oil & Gas Exploration & Production, Strike Price $56.00, Expiring 04/20/13 (United States)(b)	52,118	11,987
Verizon Corp., Strike Price $47.00, Expiring 06/22/13 (United States)(b)	104,370	86,627
Volvo AB B Shares, Strike Price $95.00, Expiring 04/19/13 (Sweden)(b)	300,000	149,619

26

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

	Number of Contracts	Value
Xstrata plc, Strike Price $1,050.00, Expiring 05/17/13 (United Kingdom)(b)	248,500	$120,827
Total Puts (Cost $874,874)		748,958

Total Purchased Option Contracts (Cost $2,642,581)		2,186,951

Warrants — 0.0%
Global Yellow Pages Ltd., Expiring 09/10/14 (Singapore) (a)	146,000	236
NMDC Ltd. (Morgan Stanley), Expiring 03/25/15 (India) (a) (b)	343,881	867,453
Total Warrants (Cost $2,279,409)		867,689

	Interest Rate	Maturity Date	Principal Amount	Value

Short-Term Investments — 24.9%

Repurchase Agreements Used for Breakeven Inflation Strategies— 5.4%
Barclays plc issued on 03/28/13 (proceeds at maturity $69,560,660) (collateralized by a US Treasury Bond, due 02/15/41 with a total principal value of $51,000,000 and a total market value of $68,195,415)	0.100%	04/04/13	$69,559,308	69,559,308
Barclays plc issued on 03/28/13 (proceeds at maturity $80,304,427) (collateralized by a US Treasury Bond, due 11/15/27 with a total principal value of $53,100,000 and a total market value of $78,727,547)	0.150%	04/04/13	80,302,084	80,302,084
JPMorgan Chase Co. issued on 03/28/13 (proceeds at maturity $142,082,763) (collateralized by US Treasury Notes, due 01/31/18 through 08/15/22 with a total principal value of $130,500,000 and a total market value of $140,673,230)	0.100%	04/04/13	142,080,000	142,080,000

Total Repurchase Agreements Used for Breakeven Inflation Strategies (Cost $291,941,392)				291,941,392

Repurchase Agreements Used for Cash Management Purposes— 4.7%
State Street Bank & Trust Co. issued on 03/28/13 (proceeds at maturity $252,953,973) (collateralized by US Treasury Notes, due 01/31/14 through 08/15/21 with a total principal value of $252,290,000 and a total market value of $258,053,112) (Cost $252,953,692)	0.010%	04/01/13	252,953,692	252,953,692

US Treasury Bills — 14.8%
US Treasury Bill (k)		06/13/13	45,200,000	45,194,712
US Treasury Bill (h) (k)		06/27/13	150,000,000	149,974,650
US Treasury Bill (k)		07/05/13	10,000,000	9,998,220
US Treasury Bill (k)		07/18/13	40,000,000	39,991,000
US Treasury Bill (k)		08/01/13	150,000,000	149,959,350
US Treasury Bill (k)		08/08/13	50,000,000	49,984,350
US Treasury Bill (k)		08/15/13	120,000,000	119,960,400
US Treasury Bill (h) (k)		08/22/13	40,000,000	39,985,720
US Treasury Bill (h) (k)		09/19/13	150,000,000	149,926,950
US Treasury Bill (k)		09/26/13	40,000,000	39,978,760

Total US Treasury Bills (Cost $794,882,666)				794,954,112
Total Short-Term Investments (Cost $1,339,777,750)				1,339,849,196

27

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 28, 2013

Total Investments — 105.0% (Cost $5,076,863,815)	5,644,032,722
Liabilities in Excess of Other Assets — (5.0)%	(268,662,874)

Net Assets — 100.0%	$5,375,369,848

	Number of Shares	Value

Securities Sold Short — (10.6)%
Common Stocks — (2.3)%

US Common Stocks — (1.5)%

Capital Markets — (0.1)%
Cohen & Steers, Inc.	(93,782)	$(3,382,717)

Hotels, Restaurants & Leisure — (0.1)%
Penn National Gaming, Inc.	(55,100)	(2,999,093)

Real Estate Investment Trusts (REITs) — (1.3)%
Cedar Realty Trust, Inc.	(724,200)	(4,424,862)
CommonWealth REIT	(357,800)	(8,029,032)
Excel Trust, Inc.	(206,420)	(2,817,633)
FelCor Lodging Trust, Inc. (a)	(38,944)	(231,717)
Healthcare Trust of America, Inc.	(496,823)	(5,837,670)
Medical Properties Trust, Inc.	(419,300)	(6,725,572)
National Health Investors, Inc.	(106,300)	(6,957,335)
OMEGA Healthcare Investors, Inc.	(215,500)	(6,542,580)
Realty Income Corp.	(188,000)	(8,525,800)
Regency Centers Corp.	(156,800)	(8,296,288)
Rouse Properties, Inc.	(170,079)	(3,078,430)
Sabra Health Care REIT, Inc.	(337,350)	(9,786,523)

		(71,253,442)

Total US Common Stocks (Proceeds $66,365,987)		(77,635,252)

Foreign Common Stocks — (0.8)%

Canada — (0.5)%
Canadian Tire Corp. Ltd.	(143,500)	(10,355,845)
Home Capital Group, Inc.	(169,800)	(9,818,430)
RioCan Real Estate Investment Trust - REIT	(210,800)	(5,768,804)

		(25,943,079)
Hong Kong — 0.0%
Wharf (Holdings) Ltd. (The)	(300,100)	(2,684,088)

Japan — (0.2)%
Industrial & Infrastructure Fund Investment Corp. - REIT	(295)	(3,261,889)
Nippon Building Fund, Inc. - REIT	(228)	(3,193,804)
Nomura Real Estate Office Fund, Inc. - REIT	(407)	(2,997,179)
United Urban Investment Corp. - REIT	(1,837)	(2,997,830)

		(12,450,702)

28

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

	Number of Shares	Value

Singapore — (0.1)%
CDL Hospitality Trusts - REIT	(2,563,400)	$(4,240,920)
Total Foreign Common Stocks (Proceeds $41,683,440)		(45,318,789)

	Interest Rate	Maturity Date	Principal Amount	Value

US Treasury Bonds/Notes — (8.3)%
US Treasury Bond (l)	6.125%	11/15/27	$(76,000,000)	(110,924,354)
US Treasury Bond (l)	4.750%	02/15/41	(74,900,000)	(99,476,563)
US Treasury Note (l)	2.625%	01/31/18	(32,700,000)	(35,655,786)
US Treasury Note (l)	4.000%	08/15/18	(67,800,000)	(79,151,212)
US Treasury Note	1.250%	07/15/20	(6,757,888)	(8,077,258)
US Treasury Note (l)	1.625%	08/15/22	(116,300,000)	(114,800,777)
Total US Treasury Bonds/Notes (Proceeds $450,862,874)				(448,085,950)
Total Securities Sold Short (Proceeds $558,912,301)				$(571,039,991)

ADR	American Depositary Receipt
ASE	American Stock Exchange
AUD	Australian Dollar
BATS	Better Alternative Trading System
CHF	Swiss franc
EN	Euronext
EONIA	Euro OverNight Index Average
EUR	Euro
FHLMC	Freddie Mac
FNMA	Fannie Mae
FRN	Floating Rate Note. Rate disclosed represents the effective rate as of March 28, 2013.
FTSE	Financial Times Stock Exchange
GBP	British pound
GDR	Global Depositary Receipt
GNMA	Ginnie Mae
HKD	Hong Kong Dollar
IO	Interest-Only Security
JSE	Johannesburg Stock Exchange
LIBID	London Interbank Bid Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
MTF	Multilateral Trading Facility
MXN	Mexican Peso
NOK	Norwegian Krona
NYSE	New York Stock Exchange
OTC	Over-the-Counter
PDR	Philippine Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipts
SEHK	Stock Exchange of Hong Kong
SEK	Swedish Krona
SONIA	Sterling OverNight Interbank Average Rate
SPADR	Sponsored ADR
SPGDR	Sponsored GDR
STEP	A bond that pays an initial coupon rate for the first period, and a higher coupon rate for the following periods.
TSE	Toronto Stock Exchange
UNIT	A security with an attachment to buy shares, bonds, or other types of securities at a specific price before a predetermined date.
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of March 28, 2013.
VVPR	Verminderde Voorheffing Précompte Réduit (France dividend coupon)

29

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

*	Approximately 16% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, and futures. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Illiquid Security. An illiquid security is a security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the fund has valued such security for the purposes of calculating the fund's net asset value.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued in good faith under procedures established by the board of directors. The aggregate amount of securities fair valued amounts to $620,887,981, which represents 11.6% of the fund's net assets.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security in default.
(g)	Security or a portion thereof is held as collateral by the counterparty for reverse repurchase agreements. See Note 5 of Notes to Schedule of Investments.
(h)	Security or a portion thereof is held as initial margin for financial futures contracts.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 28, 2013. These positions are therefore grouped into their own industry classification.
(j)	Restricted Securities. The following restricted securities were held by the fund as of March 28, 2013, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund's net assets. All of the below securities are illiquid, with the exception of Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of directors. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value

Azentus Global Opportunities Fund, LP	Long-Short Asia	04/01/11	$40,000,000	$38,808,813
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 - 04/03/06	23,797,936	64,616,347
Convexity Capital Offshore, LP	Multi-Strategy	02/16/06 - 04/01/10	62,000,000	97,147,284
Farallon Capital Institutional Partners, LP	Multi-Strategy	04/01/95 - 01/02/13	117,746,138	159,072,486
Joho Partners, LP	Long-Short Asia	01/03/07	15,000,000	25,751,255
Lansdowne Developed Markets Fund Ltd.	Long-Short Global	06/01/06 - 10/01/09	51,000,000	76,775,195
Lone Cascade, LP, Class J	Global Equity	01/03/12 - 01/01/13	17,456,184	23,179,261
Lone Picea, LP, Class E	Long-Short Global	01/02/09 - 01/01/13	2,418,349	2,919,263
Lone Picea, LP, Class F	Long-Short Global	01/03/05	1,330,559	1,789,820
Lone Redwood, LP	Long-Short Global	12/29/98	2,642,691	12,935,221
Nomad Investment Partnership LP, Class A	Global Equity	10/02/06	14,000,000	30,779,287
Nomad Investment Partnership LP, Class R	Global Equity	02/01/08	8,000,000	14,352,211
OZ Domestic Partners, LP	Multi-Strategy	09/30/03	1,651	1,709,309
QVT Onshore LP	Multi-Strategy	03/01/12	59,961,981	71,436,233
Total (11.6% of Net Assets)				621,271,985

(k)	Treasury bills and discount notes do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.
(l)	Security or a portion thereof has been pledged to the fund as collateral for repurchase agreements used to facilitate Breakeven Inflation Strategies. Such securities, which must be returned to the repurchase agreement counterparty at maturity of the repurchase agreement, have been used by the fund to settle short sales. See Note 5 of Notes to Schedule of Investments.

Financial Futures Contracts

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 28, 2013	Unrealized Appreciation/ (Depreciation)

	Long Financial Futures Contracts

	Interest Rate-Related
4	June 2013 10-Year US Treasury Note	$526,198	$527,938	$1,740
23	June 2013 5-Year US Treasury Note	2,850,620	2,853,258	2,638

30

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

Number of Contracts	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 28, 2013	Unrealized Appreciation/ (Depreciation)
15	June 2013 30-Year US Treasury Bond	$2,161,795	$2,167,031	$5,236

				9,614
	Foreign Currency-Related
248	June 2013 British Pound	23,108,298	23,505,750	397,452
324	June 2013 Canadian Dollar	31,485,063	31,820,040	334,977
219	June 2013 Swiss Franc	28,850,249	28,869,675	19,426

				751,855
	Equity-Related
2,270	June 2013 Dow Jones EURO STOXX 50 Index	76,930,744	74,316,325	(2,614,419)
69	June 2013 S&P TSE 60 Index	9,991,392	9,901,875	(89,517)

				(2,703,936)

				(1,942,467)

	Short Financial Futures Contracts

	Interest Rate-Related
(4)	June 2013 10-Year US Treasury Note	(526,147)	(527,938)	(1,791)
(15)	June 2013 30-Year US Treasury Bond	(2,161,603)	(2,167,031)	(5,428)
(10)	June 2013 5-Year Interest Rate Swap	(1,141,694)	(1,143,750)	(2,056)
(43)	June 2013 10-Year Interest Rate Swap	(4,991,252)	(5,037,047)	(45,795)
(210)	June 2013 Ultra Long US Treasury Bond	(33,157,858)	(33,094,688)	63,170
(38)	June 2013 90-Day Eurodollar	(9,462,930)	(9,468,650)	(5,720)
(354)	June 2013 5-Year US Treasury Note	(43,926,847)	(43,915,360)	11,487
(48)	September 2013 90-Day Eurodollar	(11,816,980)	(11,955,600)	(138,620)
(44)	December 2013 90-Day Eurodollar	(10,809,103)	(10,956,000)	(146,897)
(16)	March 2014 90-Day Eurodollar	(3,961,785)	(3,983,200)	(21,415)
(13)	September 2014 90-Day Eurodollar	(3,162,717)	(3,234,075)	(71,358)
(2)	December 2014 90-Day Eurodollar	(490,170)	(497,275)	(7,105)
(7)	June 2015 90-Day Eurodollar	(1,707,983)	(1,737,838)	(29,855)

				(401,383)

	Foreign Currency-Related
(696)	June 2013 Japanese Yen	(90,701,680)	(92,507,100)	(1,805,420)
	Equity-Related
(284)	June 2013 S&P 500 e-Mini Index	(21,897,866)	(22,190,340)	(292,474)

				$(4,441,744)

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
04/02/2013	State Street Bank & Trust Co.	MXN	39,723,119	USD	3,207,357	$8,712
04/02/2013	State Street Bank & Trust Co.	USD	1,035,402	GBP	685,424	(6,066)
04/03/2013	State Street Bank & Trust Co.	GBP	49,761	USD	75,467	142
04/08/2013	State Street Bank & Trust Co.	USD	531,086	CHF	500,000	4,330
04/08/2013	State Street Bank & Trust Co.	USD	23,339,014	EUR	18,000,000	264,500
04/08/2013	State Street Bank & Trust Co.	USD	1,048,657	GBP	700,000	(14,911)
04/08/2013	State Street Bank & Trust Co.	USD	29,658	HKD	230,000	27
04/08/2013	State Street Bank & Trust Co.	USD	1,137,178	NOK	6,500,000	24,658
04/08/2013	State Street Bank & Trust Co.	USD	8,677,990	SEK	55,500,000	162,712

31

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
04/30/2013	State Street Bank & Trust Co.	AUD	440,000	USD	460,156	$(2,973)
04/30/2013	State Street Bank & Trust Co.	USD	8,159,906	AUD	7,865,500	(12,765)
						$428,366

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)

Total Return Swap Contracts

Long Total Return Swap Contracts
04/25/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	PDG Realty SA Empreendimentos e Participacoes (b)	USD	$4,466,462	$377,298
04/29/2013	Merrill Lynch	1 Month LIBOR plus a specified spread	Multiplan Empreendimentos Imobiliarios SA (b)	USD	2,408,491	—
08/30/2013	Barclays Bank plc	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	17,264,583	(344,004)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	ASM International NV	EUR	3,470,199	(228,233)
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Kabel Deutschland Holding AG	EUR	2,563,882	90,540
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	LVMH Moet Hennessy Louis Vuitton SA	EUR	476,772	11,901
01/09/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Telecom Italia SpA	EUR	2,436,384	(18,328)
01/14/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Rio Tinto plc	USD	12,747,269	(1,151,344)
02/11/2014	JPMorgan Chase & Co.	3 Month LIBOR plus a specified spread	MSCI AC World Daily TR Net Ex US (b) (d)	USD	50,000,000	(141,500)
02/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	Talvivaara Mining Company plc	EUR	109,984	(51,532)
02/19/2014	Morgan Stanley & Co. International plc	Average of EONIA plus specified spread	TUI AG	EUR	3,366,966	140,356
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Carnival Corp.	USD	2,477,040	(187,036)
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Elan Corporation plc	USD	683,912	5,098
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Ryanair Holdings plc - SPADR	USD	6,648,723	925,477
02/21/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Sterlite Industries (India), Ltd.	USD	84,862	(8,849)
04/01/2014	Goldman Sachs International	3 Month LIBOR plus a specified spread	MSCI Daily TR Net Emerging Markets (d)	USD	81,393,794	18,982

32

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
09/16/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Sesa Goa Ltd.	USD	$410,851	$(64,802)
09/16/2014	Morgan Stanley & Co. International plc	Average of Federal Funds Effective Rate plus specified spread	Sterlite Industries (India), Ltd.	USD	1,546,939	(191,845)
11/11/2014	Morgan Stanley & Co. International plc	Average of STIBOR plus specified spread	Tele2 AB	SEK	2,054,363	—
02/19/2015	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Anglo American Platinum Ltd.	GBP	659,991	(44,539)
02/19/2015	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Kumba Iron Ore Ltd.	GBP	827,956	(35,567)
03/10/2015	Morgan Stanley & Co. International plc	Average of SONIA plus specified spread	Reynolds American, Inc.	GBP	1,359,832	32,929
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Antofagasta plc	GBP	4,441,809	(376,745)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Elan Corporation plc	USD	1,031,026	1,566
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	GDF Suez	EUR	6,939,163	119,740
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Glencore International plc	GBP	6,899,529	(61,772)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Grifols SA ADR	USD	334,042	8,868
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Imperial Tobacco Group plc	GBP	3,438,275	(52,773)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	LVMH Moet Hennessy Louis Vuitton SA	EUR	4,013,178	30,924
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Porsche Automobil Holding SE	EUR	793,970	(17,176)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Rio Tinto plc	USD	704,155	(44,995)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Schindler Holding AG	CHF	1,108,799	160,018
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Skandinaviska Enskilda Banken AB	SEK	1,060,314	(63,681)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	Volkswagen AG - Preferred Shares	EUR	2,591,797	(43,954)
10/11/2017	UBS AG	1 Month LIBOR plus a specified spread	William Hill plc	GBP	1,667,112	(88,219)
						(1,293,197)
Short Total Return Swap Contracts
04/22/2013	Merrill Lynch	Brasil Brokers Participacoes SA	1 Month LIBOR plus a specified spread (b)	USD	(2,705,165)	(50,543)
04/29/2013	Merrill Lynch	BR Malls Participacoes SA	1 Month LIBOR plus a specified spread (b)	USD	(2,690,609)	—
01/09/2014	Morgan Stanley & Co. International plc	Vivendi SA	Average of EONIA plus specified spread	EUR	(1,363,857)	11,304

33

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
01/14/2014	Morgan Stanley & Co. International plc	ASM Pacific Technology Ltd.	Average of EONIA plus specified spread	EUR	$(1,832,838)	$303,453
01/14/2014	Morgan Stanley & Co. International plc	Carnival plc	Average of Federal Funds Effective Rate plus specified spread	USD	(2,734,959)	272,855
01/14/2014	Morgan Stanley & Co. International plc	Rio Tinto Ltd.	Average of Federal Funds Effective Rate plus specified spread	USD	(5,715,284)	1,107,969
01/14/2014	Morgan Stanley & Co. International plc	Ryanair Holdings plc	Average of Federal Funds Effective Rate plus specified spread	USD	(6,612,316)	(850,020)
01/14/2014	Morgan Stanley & Co. International plc	Vedanata Resources plc	Average of Federal Funds Effective Rate plus specified spread	USD	(1,952,162)	446,980
02/20/2014	Morgan Stanley & Co. International plc	Tui Travel plc	Average of EONIA plus specified spread	EUR	(2,651,104)	(144,127)
11/11/2014	Morgan Stanley & Co. International plc	Volvo AB - B Shares	Average of STIBOR plus specified spread	SEK	(719,491)	(3,867)
10/11/2017	UBS AG	Abertis Infraestructuras SA	1 Month LIBID plus a specified spread	EUR	(1,984,329)	18,382
10/11/2017	UBS AG	Anglo American plc	1 Month LIBID plus a specified spread	GBP	(3,836,641)	425,472
10/11/2017	UBS AG	ASML Holding NV	1 Month LIBID plus a specified spread	EUR	(1,026,781)	(2,405)
10/11/2017	UBS AG	BHP Billiton plc	1 Month LIBID plus a specified spread	GBP	(995,266)	80,681
10/11/2017	UBS AG	British American Tobacco plc	1 Month LIBID plus a specified spread	GBP	(1,624,072)	(6,934)
10/11/2017	UBS AG	Christian Dior SA	1 Month LIBID plus a specified spread	EUR	(4,502,968)	(153,216)
10/11/2017	UBS AG	Fiat Industrial SpA	1 Month LIBID plus a specified spread	EUR	(1,077,788)	28,999
10/11/2017	UBS AG	Fiat SpA	1 Month LIBID plus a specified spread	EUR	(526,661)	12,792
10/11/2017	UBS AG	Fortum Oyj	1 Month LIBID plus a specified spread	EUR	(3,448,141)	(368,021)
10/11/2017	UBS AG	GDF Suez SA	1 Month LIBID plus a specified spread	EUR	(600,251)	(8,636)
10/11/2017	UBS AG	Imerys SA	1 Month LIBID plus a specified spread	EUR	(724,418)	23,551
10/11/2017	UBS AG	Investor AB - B Shares	1 Month LIBID plus a specified spread	SEK	(4,825,833)	(55,303)
10/11/2017	UBS AG	Kone Oyj	1 Month LIBID plus a specified spread	CHF	(1,421,986)	66,999
10/11/2017	UBS AG	Lafarge SA	1 Month LIBID plus a specified spread	EUR	(1,097,104)	18,520
10/11/2017	UBS AG	Pernod Ricard SA	1 Month LIBID plus a specified spread	EUR	(670,312)	5,661
10/11/2017	UBS AG	Red Electrica Corp. SA	1 Month LIBID plus a specified spread	EUR	(1,437,050)	108,742
10/11/2017	UBS AG	Rio Tinto Ltd.	1 Month Federal Funds Effective Rate plus specified spread	USD	(9,016,240)	1,289,474

34

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*
March 28, 2013

Swap Contracts

Expiration Date	Counterparty	Pay	Receive	Currency	Notional Amount	Unrealized Appreciation/ (Depreciation)
10/11/2017	UBS AG	Rio Tinto plc	1 Month LIBID plus a specified spread	GBP	$(1,000,737)	$86,032
10/11/2017	UBS AG	RWE AG	1 Month LIBID plus a specified spread	EUR	(78,804)	(11)
10/11/2017	UBS AG	RWE AG	1 Month LIBID plus a specified spread	EUR	(1,849,563)	21,144
10/11/2017	UBS AG	SGS SA	1 Month LIBID plus a specified spread	EUR	(639,544)	(66,041)
10/11/2017	UBS AG	Telecom Italia RSP	1 Month LIBID plus a specified spread	EUR	(2,678,578)	255,856
10/11/2017	UBS AG	Total SA	1 Month LIBID plus a specified spread	EUR	(1,236,949)	41,690
10/11/2017	UBS AG	Volkswagen AG	1 Month LIBID plus a specified spread	EUR	(3,370,775)	219,872
10/11/2017	UBS AG	William Hill plc	1 Month LIBID plus a specified spread	GBP	(2,000,112)	71,939
10/11/2017	UBS AG	Xstrata plc	1 Month LIBID plus a specified spread	GBP	(5,709,105)	79,017
						3,288,260

						$1,995,063

Written Option — 0.0%

	Number of Contracts	Value

Puts — 0.0%

Verizon Communications, Strike Price $46.00, Expiring 05/18/13, UBS AG (b)	(86,975)	$(33,051)
Total Written Call Option (Premiums received $26,962)		$(33,051)

35

TIFF MULTI-ASSET FUND	March 28, 2013
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1.	Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of March 28, 2013, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Multi-Asset Fund ("MAF" or the "fund").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers National Market System (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange. Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Exchange-traded and OTC options and futures contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures and written option sales contracts). Forward foreign currency exchange contracts are valued at their respective fair market values. Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value.

The fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the fund's valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally not securities for which market quotations are readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The TIP board of directors has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ If a private investment fund does not provide a value to MAF on a timely basis, MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable.

36

Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by TIP’s board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The following is a summary of the inputs used as of March 28, 2013, in valuing the fund's assets and liabilities carried at fair value:

Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,418,874,168	$1,217,487,515	$—	$2,636,361,683
Corporate Bonds	—	243,650	—	243,650
Asset-Backed Securities	—	69,771,403	—	69,771,403
Mortgage-Backed Securities	—	55,322,533	—	55,322,533
US Treasury Bonds/Notes	803,662,227	—	—	803,662,227
Exchange-Traded Funds and Mutual Funds	107,479,694	—	—	107,479,694
Private Investment Funds	—	—	621,271,985	621,271,985
Limited Partnerships	36,260	—	—	36,260
Preferred Stocks*	—	6,979,451	—	6,979,451
Purchased Options	2,186,951	—	—	2,186,951
Warrants	—	867,689	—	867,689
Short-Term Investments	1,339,849,196	—	—	1,339,849,196
Total Investments in Securities	3,672,088,496	1,350,672,241	621,271,985	5,644,032,722
Financial Futures Contracts – Interest Rate Risk	84,271	—	—	84,271
Financial Futures Contracts - Foreign Currency Risk	751,855	—	—	751,855
Forward Currency Contracts - Foreign Currency Risk	465,081	—	—	465,081
Swap Contracts – Equity Risk	—	6,921,081	—	6,921,081
Total Other Financial Instruments	1,301,207	6,921,081	—	8,222,288
Total Assets	$3,673,389,703	$1,357,593,322	$621,271,985	$5,652,255,010

Liabilities
Common Stocks Sold Short*	$(103,578,331)	$(19,375,710)	$—	$(122,954,041)
US Treasury Bonds/Notes Sold Short	(448,085,950)	—	—	(448,085,950)
Total Securities Sold Short	(551,664,281)	(19,375,710)	—	(571,039,991)
Financial Futures Contracts – Interest Rate Risk	(476,040)	—	—	(476,040)
Financial Futures Contracts – Equity Risk	(2,996,410)	—	—	(2,996,410)
Financial Futures Contracts - Foreign Currency Risk	(1,805,420)	—	—	(1,805,420)
Forward Currency Contracts - Foreign Currency Risk	(36,715)	—	—	(36,715)
Swap Contracts – Equity Risk	—	(4,926,018)	—	(4,926,018)
Written Options	(33,051)	—	—	(33,051)_
Total Other Financial Instruments	(5,347,636)	(4,926,018)	—	(10,273,654)
Total Liabilities	$(557,011,917)	$(24,301,728)	$—	$(581,313,645)

* Securities categorized as Level 2 include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

The fund recognizes transfers into and transfers out of the valuation levels at the beginning of the reporting period. The fund had no significant transfers between Level 1 and Level 2 of the fair value hierarchy during the quarter ended March 28, 2013.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

37

Investments in Securities	Balance as of December 31, 2012	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 28, 2013	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/28/13 for the period ended 03/28/13
Common Stocks *	$-	-	$(882,814)	$882,814	$-	$-	$-	$-	$-	$882,814
Private Investment Funds	597,618,308	-	27,604,497	(1,575,322)	85,440,329	(87,815,827)	-	-	$621,271,985	(1,575,322)
Corporate Bonds *	-	-	-		-	-	-	-	-	-
Total	$597,618,308	$-	$26,721,683	$(692,508)	$85,440,329	$(87,815,827)	$-	$-	$621,271,985	$(692,508)

* There are Common Stocks and Corporate Bonds categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies established by the TIP Valuation Committee, by the authority of the TIP board of directors. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the TIP board of directors on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the TIP board of directors. Such procedures use fundamental valuation methods, which may include, but are not limited to, the analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. Values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant observable inputs used in recurring Level 3 fair value measurements of assets were as follows:

as of March 28, 2013		Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average

Private Investment Funds	(2)	$621,271,985	Adjusted net asset value	Manager estimates	-0.32% - 1.93%	0.63%
				Market returns **	-0.38% - 4.92%	0.64%

** Weighted by estimated exposure to chosen indices or exchange-traded funds.

The following are descriptions of the sensitivity of the Level 3 reoccurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks and Corporate Bonds. The technique and unobservable inputs in the above chart reflect the technique and significant unobservable inputs of securities held at period end. The discount for lack of marketability used to determine fair value may include other factors such as liquidity or credit risk. An increase (decrease) in the discount would result in a lower or higher fair value measurement.

38

Private Investment Funds. The range of management estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period end. A significant increase (decrease) in the estimates received from the management of the private investment funds would result in a significantly higher or lower fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher or lower fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency (if currently eligible)	Redemption Notice Period
Multi-Strategy (a)	$393,981,659	quarterly, annually	45-90 days
Long-Short Global (b)	94,419,499	quarterly, rolling 3 years	30-90 days
Long-Short Asia (c)	64,560,068	semi-annually, annually	45-90 days
Global Equity (d)	68,310,759	quarterly	30 days
Total	$621,271,985

(a) This strategy entails the construction of portfolios primarily comprising capital allocated to various strategies based on risk and return profiles.

(b) This strategy entails the construction of portfolios primarily comprising long and short positions in global common stocks.

(c) This strategy entails the construction of portfolios primarily comprising long and short positions in Asian common stocks.

(d) This strategy entails the construction of portfolios primarily comprising long positions in global common stocks.

3.	Derivatives and Other Financial Instruments

During the period ended March 28, 2013, the fund invested in derivatives, such as but not limited to futures, purchased and written options, and swaps (including total return and credit default swaps) for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. However derivatives are used, their successful use is not assured and will depend upon TAS or the money manager's ability to predict and understand relevant market movements.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

39

Financial Futures Contracts

The fund uses futures contracts primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices, primarily in developed markets; (2) to gain long-term exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels. While trades here may be opportunistic in order to rebalance or otherwise adjust the fund's exposures, generally the fund's holdings of futures at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. The fund's trading in futures tends to be centered around the quarterly roll periods and within the duration-hedging activities.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission (‘‘CFTC’’) and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and through their clearing corporations the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund uses swaps primarily in three ways: (1) to gain long-term exposures, both long and short, to the total returns of broad equity indices such as emerging markets; (2) to gain short- or long-term exposure, both long and short, to the total returns of individual stocks and bonds, often as components of relative value strategies; and (3) to hedge credit risk by purchasing and selling credit default swaps on indices or individual company bonds. The fund's holdings of swaps at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter. While swaps falling into the first category are often held for multiple quarters, if not years, swaps in the second and third categories can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade, resulting at times in numerous swap transactions in a given day.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty are netted, with the fund receiving or paying, as the case may be, only the net difference in the two payments. If the counterparty is obligated to pay the net amount to the fund, the fund is exposed to credit risk in the event of non-performance by the counterparty. If the fund is obligated to pay the net amount, the fund’s risk of loss is that net amount.

40

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. This risk will be greater if an independent amount applies.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. Swap contracts may also involve market risk in excess of the unrealized gain or loss reflected in the fund's Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Equity or Total Return Swaps. An equity swap or total return swap is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying security taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. Similarly, such payments may be based on the performance of an index. In return the other party would make payments, typically at a spread to a floating rate, calculated based on the notional amount.

Credit Default Swaps. As a ‘‘buyer’’ of protection under a credit default swap agreement, the fund is obligated to pay the ‘‘seller’’ of protection a periodic stream of payments over the term of the agreement in return for a payment by the ‘‘seller’’ that is contingent upon the occurrence of a credit event with respect to an underlying reference debt obligation. As a ‘‘seller’’ of protection under a credit default swap agreement, the fund receives a periodic stream of payments over the term of the agreement and has the contingent obligation to pay the ‘‘buyer’’ of protection in case of the occurrence of a credit event with respect to an underlying reference debt obligation. Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration, or modified restructuring of the reference debt obligation. The contingent payment by the seller generally is the face amount of the debt obligation in exchange for the physical delivery of the reference debt obligation or a cash payment equal to the then current market value of that debt obligation. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. Each party is subject to the risk that the other party to the agreement will not meet its obligations, if and when due.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long equity and equity relative value positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a stock by writing a put option. When writing a put option, the risk to the fund is equal to the notional value of the position. The fund's holdings of options at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the quarter.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

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As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, a fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option. However, the loss will be offset at least in part by the premium received from the sale of the put. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option, any underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When a fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

For the period ended March 28, 2013, the fund had the following transactions in written options.

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2012	-	$-

Options written	577,600	158,465

Options terminated in closing purchase transactions	(431,400)	(114,869)

Options expired	(59,225)	(16,634)

Options outstanding at March 28, 2013	86,975	$26,962

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Forward Currency Contracts

The fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements. The fund’s holdings of forward currency contracts at the end of the quarter are indicative of the types, number, and magnitude of positions held throughout the year.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

The fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The cash is retained by the fund’s broker as collateral for the short position. The fund must also post an additional amount of margin of 50% of the value of the short sale. Additional margin may be required as the value of the borrowed security fluctuates. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Further discussion of short selling US Government securities can be found in Note 5, Repurchase and Reverse Repurchase Agreements.

Interest Only Securities

The fund invests in interest only securities (IOs), which entitle the holder to the interest payments in a pool of mortgages, Treasury bonds, or other bonds. With respect to mortgage-backed IOs, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a portfolio may fail to recoup fully its initial investment in an IO. The fair market value of these securities is volatile in response to changes in interest rates.

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Bank Loans

During the period, the fund invested in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement.

Derivative Disclosure

The following table provides quantitative disclosure about fair value amounts of the fund’s derivative instruments as of March 28, 2013. These derivatives are not accounted for as hedging instruments. The period-end notional amounts disclosed in the Schedule of Investments are representative of the fund’s derivative activity throughout the reporting period.

The following table lists the fair values of the fund’s derivative holdings as of March 28, 2013, grouped by contract type and risk exposure category.

Derivative Type	Interest Rate Risk	Foreign Currency Risk	Credit Risk	Equity Risk	Total
Asset Derivatives
Warrants	$—	$—	$—	$867,689	$867,689
Purchased Options	—	—	—	2,186,951	2,186,951
Swap Contracts	—	—	—	6,921,081	6,921,081
Forward Contracts	—	465,081	—	—	465,081
Futures Contracts	84,271	751,855	—	—	836,126
Total Value - Assets	84,271	1,216,936	—	9,975,721	11,276,928
Liability Derivatives
Swap Contracts	$—	$—	$—	$(4,926,018)	$(4,926,018)
Forward Contracts	—	(36,715)	—	—	(36,715)
Futures Contracts	(476,040)	(1,805,420)	—	(2,996,363)	(5,277,823)
Total Value - Liabilities	(476,040)	(1,842,135)	—	(7,922,381)	(10,240,556)

4.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 28, 2013, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, other than proceeds from securities sold short, at March 28, 2013, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$652,807,783	$(280,865,678)	$371,942,105	$5,272,090,617

The difference between the tax cost of investments and the cost of investments for US GAAP purposes is primarily due to the tax treatment of wash sale losses, income/losses from underlying partnerships, distributions from real estate investment trusts and mark-to-market of investments in passive foreign investment companies.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital account based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 28, 2013.

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5.	Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions with parties approved by TAS or the relevant money manager.

In a repurchase agreement, a fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest. Certain transactions are not considered to be collateralized fully either because the value of the securities received from the counterparty is less than the repurchase price thereof or the fund elects to use the securities received for another purpose and therefore does not maintain a perfected security interest in the securities. In some instances, the collateral obtained as part of the repurchase agreement may then be borrowed to settle a short sale trade. Such transactions afford an opportunity for the fund to pay or receive the market return on the security received as collateral in the repurchase agreement. At the end of the repurchase agreement, the fund is obligated to return this borrowed collateral to the counterparty and thus will close out the short position by buying back the collateral in the market.

In a reverse repurchase agreement, a fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

If the counterparty defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a fund may incur a loss upon their disposition. In addition, although the Bankruptcy Code provides protectionfor most repurchase agreements (generally, those that are collateralized fully), in the event that the other party to a repurchase agreement becomes bankrupt, the fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the fund seeks to assert this right. In addition, to the extent that the value of the securities received from the counterparty on a repurchase transaction is less than the repurchase price, the fund may suffer a loss of that amount in the event of the bankruptcy of the counterparty. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying securities.

The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Open reverse repurchase agreements at March 28, 2013, were as follows:

Description	Face Value

Barclays plc, 0.29%, dated 03/28/13, to be repurchased on 04/04/13 at $54,530,262	$54,527,187

For the period ended March 28, 2013, the average balance outstanding was $50,319,274 and the average interest rate was 0.19%.

6.	Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

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The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in asset-backed and mortgage-backed securities. These investments may involve credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic conditions.

7.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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TIFF Short-Term Fund / schedule of investments (UNAUDITED)
March 28, 2013

	Interest Rate	Maturity Date	Principal Amount	Value

Investments — 99.6% of net assets

Short-Term Investments — 99.6%

Repurchase Agreement — 3.0%
State Street Bank & Trust Co. issued on 03/28/13 (proceeds at maturity $3,544,926) (collateralized by US Treasury Notes, due 01/31/14 through 03/31/17 with a total principal value of $3,580,000 and a total market value of $3,618,703) (Cost $3,544,922)	0.010%	04/01/13	$3,544,922	$3,544,922

US Treasury Bills — 96.6%
US Treasury Bill (a)		06/13/13	8,000,000	7,999,064
US Treasury Bill (a)		06/27/13	36,000,000	35,993,916
US Treasury Bill (a)		07/05/13	10,000,000	9,998,220
US Treasury Bill (a)		08/01/13	16,000,000	15,995,664
US Treasury Bill (a)		08/08/13	2,000,000	1,999,374
US Treasury Bill (a)		08/15/13	23,000,000	22,992,410
US Treasury Bill (a)		08/22/13	3,000,000	2,998,929
US Treasury Bill (a)		09/19/13	15,000,000	14,992,695

Total US Treasury Bills (Cost $112,958,050)				112,970,272
Total Short-Term Investments (Cost $116,502,972)				116,515,194

Total Investments — 99.6% (Cost $116,502,972)				116,515,194

Other Assets in Excess of Liabilities — 0.4%				452,104

Net Assets — 100.0%				$116,967,298

(a) Treasury bills do not pay interest, but rather are purchased at a discount and mature at the stated principal amount.

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TIFF SHORT-TERM FUND	March 28, 2013
NOTES TO SCHEDULE OF INVESTMENTS
(UNAUDITED)

1.	Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of March 28, 2013, TIP consisted of two mutual funds. The schedule of investments and notes presented here relate only to TIFF Short-Term Fund ("STF" or the "fund").

Investment Objective

STF's investment objective is to attain as high a rate of current income as is consistent with ensuring that the fund’s risk of principal loss does not exceed that of a portfolio invested in six-month US Treasury bills.

2.	Summary of Significant Accounting Policies

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value.

Fair value is defined as the price that the fund would receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

During the period ending March 28, 2013, all of the fund’s investments were valued using Level 1 inputs, and as a result, there were no transfers between any of the fair value hierarchy levels.

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3.	Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 28, 2013, has been estimated since the final tax characteristic cannot be determined until fiscal year end. The cost of investments, the aggregate gross unrealized appreciation/(depreciation) and the net unrealized appreciation/(depreciation) on investment securities, at March 28, 2013, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Cost
$12,222	$0	$12,222	$116,502,972

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP. These ‘‘book/tax’’ differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax basis distributions and composition of net assets are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of March 28, 2013.

4.	Repurchase Agreements

The fund will engage in repurchase transactions with parties approved by TAS.

In a repurchase agreement, a fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. Securities pledged as collateral for repurchase agreements are held by the custodial bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and the procedures adopted by the fund require that the market value of the collateral, including accrued interest thereon, be at least equal to the value of the securities sold or purchased in order to protect against loss in the event of default by the counterparty.

5.	Concentration of Risks

The fund may engage in transactions with counterparties, including but not limited to repurchase agreements. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

6.	Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

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Item 1. Schedule of Investments.

The schedule of investments for the period ending March 28, 2013 is filed herewith.

Item 2. Controls and Procedures.

(a) The registrant's Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ( the “1940 Act”) (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to filing of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of the Chief Executive Officer and Chief Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIFF Investment Program, Inc.

By:	/s/ Richard J. Flannery
Richard J. Flannery, President and Chief Executive Officer

Date	5/30/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Flannery
Richard J.Flannery, President and Chief Executive Officer

Date	5/30/2013

By:	/s/ Dawn I. Lezon
Dawn I. Lezon, Treasurer and Chief Financial Officer

Date	5/30/2013

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